UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-23890

Exact name of registrant as specified in charter:	Macquarie ETF Trust

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2025

Item 1. Reports to Stockholders.
(a)    Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).
The Report to Shareholders is attached herewith.

Macquarie Energy Transition ETF: PWER

Principal listing exchange: NYSE Arca

Semi-annual shareholder report — September 30, 2025

This semi-annual shareholder report contains important information about Macquarie Energy Transition ETF (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
PWER	$46	0.79%
Footnote	Description
Footnote^	Annualized

Fund statistics

(as of September 30, 2025)

  Fund net assets$7,515,114
  Total number of portfolio holdingsFootnote Reference*33
  Total advisory fees paid (during reporting period)$26,862
  Portfolio turnover rate25%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Fund holdings

(as of September 30, 2025)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocationFootnote Reference*

Oil & Gas Exploration & Production	23.07%
Diversified Metals & Mining	10.79%
Oil & Gas Refining & Marketing	6.94%
Steel	6.79%
Gold	5.70%
Semiconductors	5.00%
Electrical Components & Equipment	4.81%
Copper	4.49%
Fertilizers & Agricultural Chemicals	3.99%
Integrated Oil & Gas	3.46%

Top 10 equity holdings

First Solar, Inc.	5.00%
Steel Dynamics, Inc.	4.60%
ERO Copper Corp.	4.49%
Hudbay Minerals, Inc.	4.29%
CF Industries Holdings, Inc.	3.99%
ARC Resources Ltd.	3.93%
ConocoPhillips	3.85%
Expand Energy Corp.	3.65%
EQT Corp.	3.65%
EOG Resources, Inc.	3.58%
Footnote	Description
Footnote*	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

1

TSSR-PWER-1125

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(4944054)

TSSR-PWER-1125

2

Macquarie Focused Emerging Markets Equity ETF: EMEQ

Principal listing exchange: NASDAQ

Semi-annual shareholder report — September 30, 2025

This semi-annual shareholder report contains important information about Macquarie Focused Emerging Markets Equity ETF (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
EMEQ	$51	0.85%
Footnote	Description
Footnote^	Annualized

Fund statistics

(as of September 30, 2025)

  Fund net assets$45,883,580
  Total number of portfolio holdingsFootnote Reference*53
  Total advisory fees paid (during reporting period)$102,790
  Portfolio turnover rate0%Footnote Reference#
Footnote	Description
Footnote#	Value is less than 1%.
Footnote*	Excludes cash and cash equivalents.

Fund holdings

(as of September 30, 2025)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

South Korea	28.98%
China	18.80%
Taiwan	17.29%
India	9.66%
Mexico	6.02%
Brazil	4.70%
Hong Kong	2.88%
South Africa	2.31%
Indonesia	2.17%
Peru	1.09%

Sector allocationFootnote Reference*

Information Technology	34.05%
Financials	14.40%
Consumer Discretionary	13.85%
Industrials	13.25%
Energy	8.18%
Communication Services	7.50%
Consumer Staples	3.84%
Healthcare	1.80%
Materials	1.00%

Top 10 equity holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.81%
SK Hynix, Inc.	9.00%
SK Square Co. Ltd.	8.76%
Samsung Electronics Co. Ltd.	6.49%
Alibaba Group Holding Ltd. ADR	6.28%
Tencent Holdings Ltd.	4.25%
Reliance Industries Ltd. GDR 144A	3.10%
Samsung C&T Corp.	2.99%
Hong Kong Exchanges & Clearing Ltd.	2.88%
Reliance Industries Ltd.	2.52%
Footnote	Description
Footnote*	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

1

TSSR-EMEQ-1125

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(4943667)

TSSR-EMEQ-1125

2

Macquarie Focused International Core ETF: EXUS

Principal listing exchange: NASDAQ

Semi-annual shareholder report — September 30, 2025

This semi-annual shareholder report contains important information about Macquarie Focused International Core ETF (Fund) for the period of June 17, 2025 (inception of Fund), to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for June 17, 2025 (inception of Fund) through September 30, 2025?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
EXUS	$17	0.59%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2025. Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized

Fund statistics

(as of September 30, 2025)

  Fund net assets$16,797,839
  Total number of portfolio holdingsFootnote Reference*40
  Total advisory fees paid (during reporting period)$11,265
  Portfolio turnover rate31%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Fund holdings

(as of September 30, 2025)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

Germany	13.08%
Brazil	8.86%
United States of America	8.75%
China	7.82%
Japan	7.81%
Netherlands	7.75%
United Kingdom	7.06%
Singapore	4.88%
Hong Kong	4.76%
Taiwan	4.76%

Sector allocationFootnote Reference*

Financials	23.47%
Industrials	16.51%
Consumer Discretionary	15.00%
Healthcare	11.65%
Information Technology	11.53%
Consumer Staples	7.56%
Communication Services	5.57%
Real Estate	2.46%
Energy	2.02%
Materials	1.73%

Top 10 equity holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	4.76%
MercadoLibre, Inc.	4.01%
Mitsubishi UFJ Financial Group, Inc.	3.43%
ING Groep NV	3.31%
Airbus SE	3.22%
Banco do Brasil SA	3.13%
Midea Group Co. Ltd., Class A	3.11%
Experian plc	3.07%
Siemens Healthineers AG 144A	3.06%
Orkla ASA	3.05%
Footnote	Description
Footnote*	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

1

TSSR-EXUS-1125

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(4943662)

TSSR-EXUS-1125

2

Macquarie Focused Large Growth ETF: LRGG

Principal listing exchange: NYSE Arca

Semi-annual shareholder report — September 30, 2025

This semi-annual shareholder report contains important information about Macquarie Focused Large Growth ETF (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
LRGG	$24	0.44%
Footnote	Description
Footnote^	Annualized

Fund statistics

(as of September 30, 2025)

  Fund net assets$404,002,782
  Total number of portfolio holdingsFootnote Reference*22
  Total advisory fees paid (during reporting period)$582,068
  Portfolio turnover rate8%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Fund holdings

(as of September 30, 2025)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocationFootnote Reference*

Information Technology	48.46%
Financials	15.88%
Healthcare	10.03%
Consumer Discretionary	8.89%
Real Estate	6.91%
Communication Services	4.27%
Industrials	3.30%
Consumer Staples	1.62%

Top 10 equity holdings

Microsoft Corp.	15.65%
NVIDIA Corp.	14.60%
Apple, Inc.	7.58%
Amazon.com, Inc.	6.35%
Visa, Inc., Class A	4.61%
Intuit, Inc.	4.55%
Intercontinental Exchange, Inc.	4.43%
Alphabet, Inc., Class C	4.27%
Danaher Corp.	3.91%
Equinix, Inc. REIT	3.63%
Footnote	Description
Footnote*	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

1

TSSR-LRGG-1125

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(4939984)

TSSR-LRGG-1125

2

Macquarie Global Listed Infrastructure ETF: BILD

Principal listing exchange: NYSE Arca

Semi-annual shareholder report — September 30, 2025

This semi-annual shareholder report contains important information about Macquarie Global Listed Infrastructure ETF (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
BILD	$26	0.49%
Footnote	Description
Footnote^	Annualized

Fund statistics

(as of September 30, 2025)

  Fund net assets$6,218,715
  Total number of portfolio holdingsFootnote Reference*44
  Total advisory fees paid (during reporting period)$13,770
  Portfolio turnover rate19%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Fund holdings

(as of September 30, 2025)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Country allocation

United States of America	38.83%
Spain	11.42%
United Kingdom	11.02%
Canada	8.92%
Italy	8.69%
France	3.36%
Australia	3.25%
New Zealand	3.20%
Hong Kong	2.28%
Mexico	2.09%

Sector allocationFootnote Reference*

Electric Utility	26.28%
Airports	15.91%
Energy Infrastructure	15.13%
Electricity and Gas Distribution	10.91%
Water	8.46%
Toll Roads	6.21%
Communications Infrastructure	5.95%
Electricity Generation	4.17%
Electricity Transmission	3.49%
Seaports	1.72%

Top 10 equity holdings

Enbridge, Inc.	6.27%
NextEra Energy, Inc.	4.64%
National Grid plc	4.39%
United Utilities Group plc	3.56%
Sempra	3.48%
Aeroports de Paris SA	3.36%
Enav SpA 144A	3.25%
Auckland International Airport Ltd.	3.20%
Exelon Corp.	3.17%
Essential Utilities, Inc.	3.15%
Footnote	Description
Footnote*	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

1

TSSR-BILD-1125

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(4944079)

TSSR-BILD-1125

2

Macquarie National High-Yield Municipal Bond ETF: HTAX

Principal listing exchange: NYSE Arca

Semi-annual shareholder report — September 30, 2025

This semi-annual shareholder report contains important information about Macquarie National High-Yield Municipal Bond ETF (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
HTAX	$25	0.49%
Footnote	Description
Footnote^	Annualized

Fund statistics

(as of September 30, 2025)

  Fund net assets$29,751,868
  Total number of portfolio holdingsFootnote Reference*113
  Total advisory fees paid (during reporting period)$41,985
  Portfolio turnover rate50%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Fund holdings

(as of September 30, 2025)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Healthcare Revenue Bonds	19.95%
Education Revenue Bonds	17.43%
Industrial Development Revenue Bonds	16.91%
Special Tax Revenue Bonds	16.69%
Transportation Revenue Bonds	10.92%
Local General Obligation Revenue Bonds	4.42%
State General Obligation Revenue Bonds	3.83%
Electric Revenue Bonds	1.79%
Leasing Revenue Bonds	1.51%
Water & Sewer Revenue Bonds	0.88%

State/territory allocation

Puerto Rico	16.27%
Arizona	10.46%
California	9.79%
Ohio	8.78%
New York	7.72%
Illinois	6.27%
Florida	4.85%
Wisconsin	4.69%
Texas	3.43%
Pennsylvania	2.97%

1

TSSR-HTAX-1125

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(4927842)

TSSR-HTAX-1125

2

Macquarie Tax-Free USA Short Term ETF: STAX

Principal listing exchange: NYSE Arca

Semi-annual shareholder report — September 30, 2025

This semi-annual shareholder report contains important information about Macquarie Tax-Free USA Short Term ETF (Fund) for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

What were the Fund's costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
STAX	$15	0.29%
Footnote	Description
Footnote^	Annualized

Fund statistics

(as of September 30, 2025)

  Fund net assets$5,733,875
  Total number of portfolio holdingsFootnote Reference*42
  Total advisory fees paid (during reporting period)$7,849
  Portfolio turnover rate19%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Fund holdings

(as of September 30, 2025)

The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation

Healthcare Revenue Bonds	23.00%
State General Obligation Revenue Bonds	14.27%
Transportation Revenue Bonds	12.72%
Industrial Development Revenue Bonds	12.59%
Water & Sewer Revenue Bonds	10.20%
Electric Revenue Bonds	8.74%
Education Revenue Bonds	8.20%
Leasing Revenue Bonds	4.46%
Local General Obligation Revenue Bonds	2.38%
Special Tax Revenue Bonds	1.85%

State/territory allocation

New York	12.84%
Colorado	12.53%
Pennsylvania	12.38%
Minnesota	6.97%
California	6.36%
Illinois	5.43%
Georgia	5.26%
Arizona	4.71%
Texas	4.24%
New Jersey	4.23%

1

TSSR-STAX-1125

Availability of additional information

You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET, or by contacting your financial intermediary.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 844 469-9911 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.

For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/etf-literature.

(4927817)

TSSR-STAX-1125

2

(b) Not applicable

Item 2. Code of Ethics.

            Not applicable.

Item 3. Audit Committee Financial Expert.

            Not applicable.

Item 4. Principal Accountant Fees and Services.

            Not applicable.

Item 5. Audit Committee of Listed Registrants.

            Not applicable.

Item 6. Investments.

(a)   Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.
(b)   Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)    An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

  The semi-annual financial statements are attached herewith.

(b)    An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

  The Financial Highlights are attached herewith.

Macquarie Global Listed Infrastructure ETF
Financial statements and other information
For the six months ended September 30, 2025

Schedule of investments 1
Statement of assets and liabilities 4
Statement of operations 5
Statements of changes in net assets 6
Financial highlights 7
Notes to financial statements 9
Other Fund information 18
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge
(i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Global Listed Infrastructure ETF
1
September 30, 2025 (Unaudited)
Number of
shares Value (US $)
Common Stocks — 99.23%
Δ
Australia - 3.25%
Atlas Arteria Ltd. 26,616 $ 86,474
Transurban Group 12,646 115,476
201,950
Brazil - 0.51%
Motiva Infraestrutura de Mobilidade SA 11,341 31,707
31,707
Canada - 8.92%
Canadian National Railway Co. 634 59,787
Enbridge, Inc. 7,733 390,123
Gibson Energy, Inc. 5,630 104,655
554,565
China - 1.78%
China Gas Holdings Ltd. 51,975 50,893
China Tower Corp. Ltd., Class H 144A
#
40,582 59,867
110,760
France - 3.36%
Aeroports de Paris SA 1,583 208,712
208,712
Greece - 1.07%
Athens International Airport SA 5,455 66,478
66,478
Hong Kong - 2.28%
CLP Holdings Ltd. 13,500 111,807
HK Electric Investments & HK Electric
Investments Ltd. 39,375 29,954
141,761
Italy - 8.69%
Enav SpA 144A
#
39,849 202,204
Enel SpA 12,840 121,593
ERG SpA 3,745 92,333
Terna - Rete Elettrica Nazionale 12,276 124,496
540,626
Mexico - 2.09%
Grupo Aeroportuario del Sureste SAB de CV
ADR 402 129,979
129,979
Netherlands - 1.72%
Koninklijke Vopak NV 2,339 107,208
107,208

Schedule of investments
Macquarie Global Listed Infrastructure ETF
2
Number of
shares Value (US $)
Common Stocks (continued)
New Zealand - 3.20%
Auckland International Airport Ltd. 43,511 $ 198,777
198,777
Spain - 11.42%
Aena SME SA 144A
#
4,235 115,701
Cellnex Telecom SA 144A
#
5,266 182,323
EDP Renovaveis SA 12,710 167,129
Redeia Corp. SA 4,795 92,550
Sacyr SA 36,517 152,713
710,416
Thailand - 1.09%
Airports of Thailand PCL 54,400 67,570
67,570
United Kingdom - 11.02%
National Grid plc 19,008 272,894
Pennon Group plc 17,415 109,519
SSE plc 3,499 81,951
United Utilities Group plc 14,341 221,128
685,492
United States of America - 38.83%
American Electric Power Co., Inc. 1,570 176,625
Cheniere Energy, Inc. 731 171,770
CMS Energy Corp. 2,122 155,458
Crown Castle, Inc. REIT 1,324 127,753
Dominion Energy, Inc. 2,607 159,470
Essential Utilities, Inc. 4,903 195,630
Eversource Energy 1,572 111,832
Exelon Corp. 4,380 197,144
Kinder Morgan, Inc. 4,367 123,630
NextEra Energy, Inc. 3,826 288,825
ONEOK, Inc. 2,078 151,631
PG&E Corp. 10,113 152,504
Sempra 2,406 216,492
Spire, Inc. 1,219 99,373
Xcel Energy, Inc. 1,071 86,376
2,414,513
Total Common Stocks
       (cost $5,586,704) 6,170,514

3
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Short-Term Investments — 0.55%
Money Market Mutual Funds - 0.55%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 4.05%) 34,436 $ 34,436
Total Short-Term Investments
       (cost $34,436) 34,436
Total Value of Securities — 99.78%
      (cost $5,621,140) 6,204,950
Receivables and Other Assets Net of Liabilities — 0.22% 13,765
Net Assets Applicable to 225,000 Shares Outstanding — 100.00% $ 6,218,715
Δ
Securities have been classified by country of risk.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At September 30, 2025, the aggregate value of Rule 144A securities was $560,095, which represents 9.01% of the Fund's net assets. See Note 5 in “Notes to financial statements."
Summary of abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
SpA – Stand-by Purchase Agreement

Statement of assets and liabilities
Macquarie Global Listed Infrastructure ETF
4
September 30, 2025 (Unaudited)
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 6,204,950
Foreign currency, at value** 65
Cash 1
Receivable for securities sold 24,629
Dividends receivable 14,286
Foreign tax reclaims receivable 677
Total Assets 6,244,608
Liabilities:
Payable for securities purchased 23,424
Management fees payable to affiliates 2,469
Total Liabilities 25,893
Total Net Assets $ 6,218,715
Net Assets Consist of:
Paid-in-capital $ 5,661,040
Total distributable earnings (loss) 557,675
Total Net Assets $ 6,218,715
Shares outstanding (unlimited amount authorized, no par value) 225,000
Net asset value per share $ 27.64
*Investments, at cost $ 5,621,140
**Foreign currency, at cost 65

Statement of operations
Macquarie Global Listed Infrastructure ETF
Six months ended September 30, 2025 (Unaudited)
5
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 144,789
Foreign tax withheld (11,055)
133,734
Expenses:
Management fees 13,770
Total operating expenses 13,770
Net Investment Income (Loss) 119,964
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
   Investments 113,472
   Foreign currencies (164)
Net realized gain (loss) 113,308
Net change in unrealized appreciation (depreciation) on:
   Investments 465,200
   Foreign currencies 122
Net change in unrealized appreciation (depreciation) 465,322
Net Realized and Unrealized Gain (Loss) 578,630
Net Increase (Decrease) in Net Assets Resulting from Operations $ 698,594

Statements of changes in net assets
Macquarie Global Listed Infrastructure ETF
6
See accompanying notes, which are an integral part of the financial statements.
Six months
ended
September 30, 2025
(Unaudited)
Year ended
March 31, 2025
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 119,964 $ 163,299
Net realized gain (loss) 113,308 (54,014)
Net change in unrealized appreciation
(depreciation) 465,322 81,302
Net increase (decrease) in net assets
resulting from operations 698,594 190,587
Dividends and Distributions to Shareholders
from:
Distributable earnings (114,626) (272,435)
(114,626) (272,435)
Capital Share Transactions:
1
Proceeds from shares sold 661,040 –
Increase in net assets derived from capital
share transactions 661,040 –
Net Increase (Decrease) in Net Assets 1,245,008 (81,848)
Net Assets:
Beginning of period 4,973,707 5,055,555
End of period $ 6,218,715 $ 4,973,707
Capital Share Transactions:
Beginning of period 200,000 200,000
Shares subscribed in-kind 25,000 –
Shares outstanding, end of period 225,000 200,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 4 in "Notes to financial statements."

Financial highlights
Macquarie Global Listed Infrastructure ETF
7
Selected data for each share of the Fund outstanding throughout each period were as follows:
Six months
ended
September 30, 2025
1
(Unaudited)
Year ended
March 31, 2025
For the period
November 28, 2023
2
to
March 31, 2024
Net asset value,
beginning of period $ 24 .87 $ 25 .28 $ 25 .00
Income (loss)
from investment
operations: — — —
Net investment income
3
0 .57 0 .82 0 .24
Net realized and
unrealized gain .... 2 .74 0 .13 0 .25
Total from investment
operations ....... 3.31 0.95 0.49
Less dividends and
distributions from: — — —
Net investment income ( 0 .54 ) ( 0 .81 ) ( 0 .21 )
Net realized gain .... — ( 0 .55 ) —
Total dividends and
distributions ...... (0.54) (1.36) (0.21)
Net asset value, end
of period ......... $ 27.64 $ 24.87 $ 25.28
Total return
4
...... 13.40% 3.88% 1.97%
Ratios and
supplemental data: $6,219 $4,974 $5,056
Net assets, end of
period (000 omitted) $ 6,219 $ 4,974 $ 5,056
Ratio of expenses to
average net assets
5
0.49% 0.49% 0.49%
Ratio of net investment
income to average
net assets ....... 4.26% 3.20% 2.75%
Portfolio turnover
6
... 19% 75% 11%

Financial highlights
Macquarie Global Listed Infrastructure ETF
8
See accompanying notes, which are an integral part of the financial statements.
1
Ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3
Calculated using average shares outstanding.
4
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5
Expense ratios do not include expenses of any investment companies in which the Fund invests.
6
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
9
September 30, 2025
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers seven series.
These financial statements and the related notes pertain to Macquarie Global Listed Infrastructure
ETF (Fund). The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a
Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign
(non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
10
securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are
“more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended September 30, 2025 and for all open tax years (years ended March 31, 2024–March 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended September 30, 2025, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at
1. Significant Accounting Policies (continued)

11
the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
12
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.49% on the Fund's average daily net assets.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
At September 30, 2025, Macquarie Management Holdings, Inc. directly owned 80.00% of the
Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.

13
The closing of this transaction will result in the automatic termination of the Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 12, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Fund that, pending shareholder approval, would go into effect at the closing of the transaction. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund.
The Fund will be renamed Nomura Global Listed Infrastructure ETF at closing.
3. Investments
For the six months ended September 30, 2025 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the six months ended September 30, 2025, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
At September 30, 2025 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2025 , the cost and unrealized appreciation
(depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from
Purchases $ 1,099,333
Sales 1,027,496
Purchases $ 609,802
Sales —
Cost of investments $ 5,621,140
Aggregate unrealized appreciation of investments $ 673,109
Aggregate unrealized depreciation of investments (89,299)
Net unrealized appreciation of investments $ 583,810
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
14
sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2025 :
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 6,170,514 $ – $ – $ 6,170,514
Short-Term Investments 34,436 – – 34,436
Total Value of Securities $ 6,204,950 $ – $ – $ 6,204,950
3. Investments (continued)

15
During the six months ended September 30, 2025 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
September 30, 2025 , there were no Level 3 investments.
4. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. (the "Exchange") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statements of changes in net assets."
3. Investments (continued)

Notes to financial statements
Macquarie Global Listed Infrastructure ETF
16
5. Certain Principal Risks of the Fund
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Infrastructure industry risk — Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the level of government spending on infrastructure projects, and other factors.
Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates;
inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.
The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the
Securities Act of 1933.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the
Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market

17
stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
7. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.
Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2025, that would require recognition or disclosure in the Fund's financial statements.
5. Certain Principal Risks of the Fund (continued)

Other Fund information (Unaudited)
Macquarie Global Listed Infrastructure ETF
18
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 10, 2025, Macquarie Global Listed
Infrastructure ETF shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not Applicable.
For Against Abstain
187,230 – –

This page is not part of the financial statements and other information.
SA-BILD-1125
(4944079)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie Energy Transition ETF
Financial statements and other information
For the six months ended September 30, 2025

Schedule of investments 1
Statement of assets and liabilities 4
Statement of operations 5
Statements of changes in net assets 6
Financial highlights 7
Notes to financial statements 9
Other Fund information 19
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge
(i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Energy Transition ETF
1
September 30, 2025 (Unaudited)
Number of
shares Value (US $)
Common Stocks — 96.87%
Aluminum - 2.99%
Alcoa Corp. 6,826 $ 224,507
224,507
Coal & Consumable Fuels - 1.91%
Cameco Corp. 1,710 143,400
143,400
Commodity Chemicals - 1.46%
Methanex Corp. 2,754 109,499
109,499
Construction & Engineering - 3.24%
Arcosa, Inc. 2,597 243,365
243,365
Copper - 4.49%
ERO Copper Corp.
†
16,652 337,300
337,300
Diversified Metals & Mining - 10.79%
Anglo American plc 4,972 186,229
Hudbay Minerals, Inc. 21,294 322,539
MP Materials Corp.
†
1,420 95,239
Teck Resources Ltd., Class B 4,723 207,185
811,192
Electric Utilities - 0.93%
Constellation Energy Corp. 213 70,092
70,092
Electrical Components & Equipment - 4.81%
Generac Holdings, Inc.
†
1,293 216,448
Nexans SA 982 145,268
361,716
Fertilizers & Agricultural Chemicals - 3.99%
CF Industries Holdings, Inc. 3,342 299,777
299,777
Gold - 5.70%
Coeur Mining, Inc.
†
8,748 164,113
Wheaton Precious Metals Corp. 2,366 264,613
428,726
Heavy Electrical Equipment - 2.05%
GE Vernova, Inc. 250 153,725
153,725
Independent Power Producers & Energy Traders - 1.80%
Vistra Corp. 691 135,381
135,381

Schedule of investments
Macquarie Energy Transition ETF
2
Number of
shares Value (US $)
Common Stocks (continued)
Integrated Oil & Gas - 3.46%
Shell plc ADR 3,632 $ 259,797
259,797
Oil & Gas Equipment & Services - 2.83%
Baker Hughes Co., Class A 4,362 212,517
212,517
Oil & Gas Exploration & Production - 23.07%
ARC Resources Ltd. 16,198 295,398
Chord Energy Corp. 1,706 169,525
ConocoPhillips 3,057 289,162
EOG Resources, Inc. 2,397 268,752
EQT Corp. 5,036 274,109
Expand Energy Corp. 2,579 273,993
Permian Resources Corp., Class A 12,713 162,726
1,733,665
Oil & Gas Refining & Marketing - 6.94%
HF Sinclair Corp. 4,835 253,064
Valero Energy Corp. 1,576 268,330
521,394
Precious Metals & Minerals - 3.11%
Valterra Platinum Ltd. 3,284 234,082
234,082
Semiconductors - 5.00%
First Solar, Inc.
†
1,705 376,004
376,004
Specialty Chemicals - 1.51%
Johnson Matthey plc 4,210 113,807
113,807
Steel - 6.79%
Metallus, Inc.
†
9,912 163,845
Steel Dynamics, Inc. 2,482 346,065
509,910
Total Common Stocks
       (cost $5,750,407) 7,279,856

3
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Short-Term Investments — 3.13%
Money Market Mutual Funds - 3.13%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 4.05%) 235,449 $ 235,449
Total Short-Term Investments
       (Cost $235,449) 235,449
Total Value of Securities — 100.00%
        (cost $5,985,856) 7,515,305
Liabilities Net of Receivables and Other Assets — (0.00%) (191)
Net Assets Applicable to 229,000 Shares Outstanding — 100.00% $ 7,515,114
†
Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

Statement of assets and liabilities
Macquarie Energy Transition ETF
4
September 30, 2025 (Unaudited)
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 7,515,305
Foreign currency, at value** 2
Dividends receivable 3,555
Foreign tax reclaims receivable 953
Total Assets 7,519,815
Liabilities:
Management fees payable to affiliates 4,701
Total Liabilities 4,701
Total Net Assets $ 7,515,114
Net Assets Consist of:
Paid-in-capital $ 5,840,458
Total distributable earnings (loss) 1,674,656
Total Net Assets $ 7,515,114
Shares outstanding (unlimited amount authorized, no par value) 229,000
Net asset value per share $ 32.82
*Investments, at cost $ 5,985,856
**Foreign currency, at cost 2

Statement of operations
Macquarie Energy Transition ETF
Six months ended September 30, 2025 (Unaudited)
5
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 63,512
Foreign tax withheld (1,890)
61,622
Expenses:
Management fees 26,862
Total operating expenses 26,862
Net Investment Income (Loss) 34,760
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
   Investments 465,900
   Foreign currencies (468)
Net realized gain (loss) 465,432
Net change in unrealized appreciation (depreciation) on:
   Investments 1,383,649
   Foreign currencies 60
Net change in unrealized appreciation (depreciation) 1,383,709
Net Realized and Unrealized Gain (Loss) 1,849,141
Net Increase (Decrease) in Net Assets Resulting from Operations $ 1,883,901

Statements of changes in net assets
Macquarie Energy Transition ETF
6
See accompanying notes, which are an integral part of the financial statements.
Six months
ended
September 30, 2025
(Unaudited)
Year ended
March 31, 2025
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 34,760 $ 58,187
Net realized gain (loss) 465,432 (278,783)
Net change in unrealized appreciation
(depreciation) 1,383,709 (339,991)
Net increase (decrease) in net assets
resulting from operations 1,883,901 (560,587)
Dividends and Distributions to Shareholders
from:
Distributable earnings (68,630) (61,846)
(68,630) (61,846)
Capital Share Transactions:
1
Proceeds from shares sold – 1,474,543
Cost of shares redeemed (734,085) –
Increase (Decrease) in net assets derived
from capital share transactions (734,085) 1,474,543
Net Increase (Decrease) in Net Assets 1,081,186 852,110
Net Assets:
Beginning of period 6,433,928 5,581,818
End of period $ 7,515,114 $ 6,433,928
Capital Share Transactions:
Beginning of period 254,000 204,000
Shares subscribed in-kind – 50,000
Shares redeemed in-kind (25,000) –
Shares outstanding, end of period 229,000 254,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 4 in "Notes to financial statements."

Financial highlights
Macquarie Energy Transition ETF
7
Selected data for each share of the Fund outstanding throughout each period were as follows:
Six months
ended
September 30, 2025
1
(Unaudited)
Year ended
March 31, 2025
For the period
November 28, 2023
2
to
March 31, 2024
Net asset value,
beginning of period $ 25 .33 $ 27 .36 $ 25 .00
Income (loss)
from investment
operations: — — —
Net investment income
3
0 .14 0 .24 0 .06
Net realized and
unrealized gain (loss) 7 .63 ( 2 .02 ) 2 .34
Total from investment
operations ....... 7.77 (1.78) 2.40
Less dividends and
distributions from: — — —
Net investment income ( 0 .28 ) ( 0 .25 ) ( 0 .04 )
Total dividends and
distributions ...... (0.28) (0.25) (0.04)
Net asset value, end
of period ......... $ 32.82 $ 25.33 $ 27.36
Total return
4
...... 30.80% (6.57%) 9.61%
Ratios and
supplemental data: $7,515 $6,434 $5,582
Net assets, end of
period (000 omitted) $ 7,515 $ 6,434 $ 5,582
Ratio of expenses to
average net assets
5
0.79% 0.79% 0.79%
Ratio of net investment
income to average
net assets ....... 1.02% 0.86% 0.69%
Portfolio turnover
6
... 25% 55% 15%

Financial highlights
Macquarie Energy Transition ETF
8
See accompanying notes, which are an integral part of the financial statements.
1
Ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3
Calculated using average shares outstanding.
4
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5
Expense ratios do not include expenses of any investment companies in which the Fund invests.
6
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Energy Transition ETF
9
September 30, 2025
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers seven series.
These financial statements and the related notes pertain to Macquarie Energy Transition
ETF (Fund). The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments. DMC has established a
Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign
(non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or

Notes to financial statements
Macquarie Energy Transition ETF
10
securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are
“more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended September 30, 2025 and for all open tax years (years ended March 31, 2024–March 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended September 30, 2025, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at
1. Significant Accounting Policies (continued)

11
the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Energy Transition ETF
12
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.79% on the Fund's average daily net assets.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
At September 30, 2025, Macquarie Management Holdings, Inc. directly owned 84.72% of the
Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.

13
The closing of this transaction will result in the automatic termination of the Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 12, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Fund that, pending shareholder approval, would go into effect at the closing of the transaction. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund.
The Fund will be renamed Nomura Energy Transition ETF at closing.
3. Investments
For the six months ended September 30, 2025 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the six months ended September 30, 2025, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
At September 30, 2025 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2025 , the cost and unrealized appreciation
(depreciation) of investments for federal income tax purposes for the Fund were as follows:
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2025, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Purchases $ 1,644,079
Sales 1,894,849
Purchases $ —
Sales 704,269
Cost of investments $ 5,985,856
Aggregate unrealized appreciation of investments $ 1,696,331
Aggregate unrealized depreciation of investments (166,882)
Net unrealized appreciation of investments $ 1,529,449
Loss carryforward character
Short-term Long-term Total
$284,423 $— $284,423
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

Notes to financial statements
Macquarie Energy Transition ETF
14
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
3. Investments (continued)

15
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2025 :
During the six months ended September 30, 2025 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
September 30, 2025 , there were no Level 3 investments.
4. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. (the "Exchange") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 7,279,856 $ – $ – $ 7,279,856
Short-Term Investments 235,449 – – 235,449
Total Value of Securities $ 7,515,305 $ – $ – $ 7,515,305
3. Investments (continued)

Notes to financial statements
Macquarie Energy Transition ETF
16
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statements of changes in net assets."
5. Certain Principal Risks of the Fund
Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor. The securities of such companies may underperform the stock market as a whole and the criteria used to select companies for investment may result in the
Fund investing in securities that underperform securities of companies that do not exhibit such a commitment to sustainability.
Energy sector risk — Companies engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources are subject to many risks that can negatively impact the revenues and viability of companies in this sector.
These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. For example, the price of energy securities may fluctuate due to real and perceived inflationary trends and the (often rapid) changes in supply of, or demand for, various natural resources; both domestic and international political and economic developments;
the cost required to comply with environmental safety regulations; changes in methods for conserving energy; environmental incidents; and the uncertain success rates for exploration projects.
Materials sector risk — Companies engaged in the production and distribution of materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.
Industrial sector risk — The value of securities issued by companies in the industrial sector may be adversely affected by supply and demand changes related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction.
Global events, trade disputes and changes in government regulations, economic conditions and exchange rates may adversely affect the performance of companies in the industrial sector.
4. Issuance and Redemption of Fund Shares (continued)

17
Companies in this sector may be adversely affected by product liability claims. The sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors.
Renewable energy sector risk — Securities of companies in the renewable energy sector are subject to swift price and supply fluctuations caused by events relating to international events, taxes and other governmental regulatory policies. Weak demand for renewable energy products and services in general may adversely affect companies in this sector. Obsolescence of existing technology, short product cycles, falling prices, competition from new market entrants and general economic conditions can significantly affect the renewable energy sector.
Utilities sector risk — Companies in the utilities sector are subject to certain risks, including risks associated with government regulation, interest rate changes, financing difficulties, supply and demand for services or products, intense competition, natural resource conservation and commodity price fluctuations.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the
Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
5. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Macquarie Energy Transition ETF
18
Risk is increased in a concentrated portfolio since it holds a limited number of securities with each investment having a greater effect on the overall performance.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
7. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.
Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2025, that would require recognition or disclosure in the Fund's financial statements.
5. Certain Principal Risks of the Fund (continued)

Other Fund information (Unaudited)
Macquarie Energy Transition ETF
19
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 10, 2025, Macquarie Energy Transition
ETF shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not Applicable.
For Against Abstain
195,300 – –

This page is not part of the financial statements and other information.
SA-PWER-1125
(4944054)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie Tax-Free USA Short Term ETF
Financial statements and other information
For the six months ended September 30, 2025

Schedule of investments 1
Statement of assets and liabilities 6
Statement of operations 7
Statements of changes in net assets 8
Financial highlights 9
Notes to financial statements 11
Other Fund information 19
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge
(i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Tax-Free USA Short Term ETF

September 30, 2025 (Unaudited)
Principal
amount
°
Value (US $)
Municipal Bonds  — 98.41%
Education Revenue Bonds - 8.20%
Arizona Industrial Development Authority
(Equitable School Revolving Fund LLC
Obligated Group)
Series 2022A 5.00% 11/1/28 160,000 $ 169,914
Colorado Educational & Cultural Facilities
Authority
(Science Technology Engineering & Math
High School)
Series 2014 4.50% 11/1/29 200,000 200,090
Maricopa County Industrial Development
Authority
(Arizona Autism Charter Schools
Obligated Group)
Series 2020A 144A 4.00% 7/1/30
#
100,000 100,210
470,214
Electric Revenue Bonds - 8.74%
City of Chaska
(Electric)
Series 2015A 5.00% 10/1/28 155,000 155,276
Housing & Redevelopment Authority of The
City of St Paul Minnesota
(District Energy St Paul Obligated Group)
Series 2017A 4.00% 10/1/30 240,000 244,320
Utility Debt Securitization Authority
Series 2016A 5.00% 6/15/28 100,000 101,807
501,403
Healthcare Revenue Bonds - 23.00%
Augusta Development Authority
(WellStar Health System Obligated Group)
Series 2018 5.00% 7/1/28 135,000 142,390
California Municipal Finance Authority
(Eisenhower Medical Center)
Series 2017A 5.00% 7/1/29 90,000 92,391
Colorado Health Facilities Authority
(CommonSpirit Health Obligated Group)
Series 2019A-1 5.00% 8/1/29 110,000 118,647
(Valley View Hospital Association)
Series 2015 5.00% 5/15/28 100,000 100,230
Series 2017A 5.00% 5/15/27 150,000 155,689

Schedule of investments
Macquarie Tax-Free USA Short Term ETF

Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Cumberland County Municipal Authority
(Penn State Health Obligated Group)
Series 2019 5.00% 11/1/27 75,000 $ 78,378
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities
Board
(Vanderbilt University Medical Center
Obligated Group)
Series 2016A 5.00% 7/1/29 25,000 25,353
Montgomery County Higher Education and
Health Authority
(Thomas Jefferson University Obligated
Group)
Series 2019 5.00% 9/1/29 160,000 173,453
New Hampshire Business Finance Authority
(Springpoint Senior Living Obligated
Group)
Series 2021 4.00% 1/1/28 175,000 176,031
Oklahoma Development Finance Authority
(OU Medicine Obligated Group)
Series 2018B 5.00% 8/15/29 125,000 130,524
Tarrant County Cultural Education Facilities
Finance Corp.
(Air Force Villages, Inc. Obligated Group)
Series 2016 4.00% 5/15/31 20,000 19,540
Washington Health Care Facilities Authority
(CommonSpirit Health Obligated Group)
Series 2019A-2 5.00% 8/1/28 100,000 105,941
1,318,567
Industrial Development Revenue Bonds - 12.59%
Black Belt Energy Gas District
Series 2022C-1 5.25% 2/1/53
•
95,000 101,497
California Community Choice Financing
Authority
Series 2023G-1 5.25% 11/1/54
•
100,000 108,479
Commonwealth Financing Authority
(Commonwealth Financing Authority)
Series 2018 5.00% 6/1/31 150,000 158,210

Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue Bonds (continued)
Lower Alabama Gas District (The)
Series 2016A 5.00% 9/1/29 125,000 $ 132,736
Main Street Natural Gas, Inc.
Series 2022B 5.00% 12/1/52
•
150,000 158,975
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
Series 2018 5.00% 1/1/28 (AMT) 60,000 62,130
722,027
Leasing Revenue Bonds - 4.46%
New Jersey Transportation Trust Fund
Authority
(State of New Jersey)
Series 2019BB 5.00% 6/15/30 150,000 160,935
Virginia Public Building Authority
(Commonwealth of Virginia)
Series 2021A-1 5.00% 8/1/30 85,000 95,145
256,080
Local General Obligation Revenue Bonds - 2.38%
City of Detroit
Series 2018 5.00% 4/1/29 130,000 136,287
136,287
Special Tax Revenue Bonds - 1.85%
Allentown Neighborhood Improvement Zone
Development Authority
Series 2022 5.00% 5/1/29 100,000 105,997
105,997
State General Obligation Revenue Bonds - 14.27%
Commonwealth of Puerto Rico
Series 2022A-1 5.63% 7/1/29 100,000 107,019
District of Columbia
Series 2019A 5.00% 10/15/25 195,000 195,198
State of Connecticut
Series 2018E 5.00% 9/15/28 130,000 139,573
State of Illinois
Series 2021A 5.00% 3/1/30 65,000 70,990
State of New Jersey
Series 2020A 5.00% 6/1/29 75,000 81,694
State of Texas
Series 2018 5.00% 8/1/26 (AMT) 220,000 223,788
818,262

Schedule of investments
Macquarie Tax-Free USA Short Term ETF

Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds - 12.72%
City & County of Denver
(Airport System)
Series 2022D 5.25% 11/15/26 (AMT) 140,000 $ 143,925
City of Los Angeles Department of Airports
Series 2025A 5.00% 5/15/30 (AMT) 150,000 163,962
Metropolitan Transportation Authority
Series 2017D 5.00% 11/15/30 60,000 63,501
Port Authority of New York & New Jersey
Series 246 5.00% 9/1/30 185,000 202,652
Triborough Bridge & Tunnel Authority
Series 2021A 5.00% 11/1/25 155,000 155,325
729,365
Water & Sewer Revenue Bonds - 10.20%
City of Chicago
(Waterworks)
Series 2004 5.00% 11/1/26 235,000 240,351
New York City Municipal Water Finance
Authority
(New York City Water & Sewer System)
Series 2022, Sub-Series BB-2 5.00%
6/15/27 150,000 150,766
Pittsburgh Water & Sewer Authority
Series 2017A 5.00% 9/1/29 (AG) 185,000 193,626
584,743
Total Municipal Bonds
       (cost $5,554,767) 5,642,945
Total Value of Securities — 98.41%
        (cost $5,554,767) 5,642,945
Receivables and Other Assets Net of Liabilities — 1.59% 90,930
Net Assets Applicable to 225,000 Shares Outstanding — 100.00% $ 5,733,875
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At September 30, 2025, the aggregate value of Rule 144A securities was $100,210, which represents 1.75% of the Fund's net assets. See Note 5 in “Notes to financial statements."

5
See accompanying notes, which are an integral part of the financial statements.
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions
(i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Summary of abbreviations:
AG – Assured Guaranty
AMT – Subject to Alternative Minimum Tax
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Statement of assets and liabilities
Macquarie Tax-Free USA Short Term ETF
6
September 30, 2025 (Unaudited)
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 5,642,945
Cash 26,945
Interest receivable 80,754
Total Assets 5,750,644
Liabilities:
Distribution payable to shareholders 15,397
Management fees payable to affiliates 1,372
Total Liabilities 16,769
Total Net Assets $ 5,733,875
Net Assets Consist of:
Paid-in-capital $ 5,656,223
Total distributable earnings (loss) 77,652
Total Net Assets $ 5,733,875
Shares outstanding (unlimited amount authorized, no par value) 225,000
Net asset value per share $ 25.48
*Investments, at cost $ 5,554,767

Statement of operations
Macquarie Tax-Free USA Short Term ETF
Six months ended September 30, 2025 (Unaudited)
7
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Interest $ 94,295
94,295
Expenses:
Management fees 7,849
Total operating expenses 7,849
Net Investment Income (Loss) 86,446
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments (11,570)
Net change in unrealized appreciation (depreciation) on investments 60,519
Net Realized and Unrealized Gain (Loss) 48,949
Net Increase (Decrease) in Net Assets Resulting from Operations $ 135,395

Statements of changes in net assets
Macquarie Tax-Free USA Short Term ETF
8
See accompanying notes, which are an integral part of the financial statements.
Six months
ended
September 30, 2025
(Unaudited)
Year ended
March 31, 2025
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 86,446 $ 175,434
Net realized gain (loss) (11,570) 1,043
Net change in unrealized appreciation
(depreciation) 60,519 8,635
Net increase (decrease) in net assets
resulting from operations 135,395 185,112
Dividends and Distributions to Shareholders
from:
Distributable earnings (86,478) (175,401)
(86,478) (175,401)
Capital Share Transactions:
1
Proceeds from shares sold 636,247 1,264,793
Cost of shares redeemed (1,252,317) –
Increase (Decrease) in net assets derived
from capital share transactions (616,070) 1,264,793
Net Increase (Decrease) in Net Assets (567,153) 1,274,504
Net Assets:
Beginning of period 6,301,028 5,026,524
End of period $ 5,733,875 $ 6,301,028
Capital Share Transactions:
Beginning of period 250,000 200,000
Shares subscribed in-kind 25,000 50,000
Shares redeemed in-kind (50,000) –
Shares outstanding, end of period 225,000 250,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 4 in "Notes to financial statements."

Financial highlights
Macquarie Tax-Free USA Short Term ETF
9
Selected data for each share of the Fund outstanding throughout each period were as follows:
Six months
ended
September 30, 2025
1
(Unaudited)
Year ended
March 31, 2025
For the period
November 28, 2023
2
to
March 31, 2024
Net asset value,
beginning of period $ 25 .20 $ 25 .13 $ 25 .00
Income (loss)
from investment
operations: — — —
Net investment income
3
0 .40 0 .80 0 .26
Net realized and
unrealized gain .... 0 .29 0 .07 0 .13
Total from investment
operations ....... 0.69 0.87 0.39
Less dividends and
distributions from: — — —
Net investment income ( 0 .41 ) ( 0 .80 ) ( 0 .26 )
Total dividends and
distributions ...... (0.41) (0.80) (0.26)
Net asset value, end
of period ......... $ 25.48 $ 25.20 $ 25.13
Total return
4
...... 2.75% 3.50% 1.56%
Ratios and
supplemental data: $5,734 $6,301 $5,027
Net assets, end of
period (000 omitted) $ 5,734 $ 6,301 $ 5,027
Ratio of expenses to
average net assets . 0.29% 0.29% 0.29%
Ratio of net investment
income to average
net assets ....... 3.19% 3.19% 3.02%
Portfolio turnover
5
... 19% 43% 9%

Financial highlights
Macquarie Tax-Free USA Short Term ETF
10
See accompanying notes, which are an integral part of the financial statements.
1
Ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3
Calculated using average shares outstanding.
4
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
11
September 30, 2025
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers seven series.
These financial statements and the related notes pertain to Macquarie Tax-Free USA Short Term
ETF (Fund). The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC or the Manager)'s Pricing Policy (Policy). Fixed
income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the
Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange.
The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
12
distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are
“more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended September 30, 2025 and for all open tax years (years ended March 31, 2024–March 31, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended September 30, 2025, the Fund did not incur any interest or tax penalties.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
1. Significant Accounting Policies (continued)

13
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.29% on the Fund's average daily net assets.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
At September 30, 2025, Macquarie Management Holdings, Inc. directly owned 84.44% of the
Fund.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
14
The closing of this transaction will result in the automatic termination of the Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 12, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Fund that, pending shareholder approval, would go into effect at the closing of the transaction. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund.
The Fund will be renamed Nomura Tax-Free USA Short Term ETF at closing.
3. Investments
For the six months ended September 30, 2025 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
There were no investment transactions related to in-kind purchases and sales for the six months ended September 30, 2025.
At September 30, 2025 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2025 , the cost and unrealized appreciation
(depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or
Purchases $ 1,037,049
Sales 1,603,855
Cost of investments $ 5,554,767
Aggregate unrealized appreciation of investments $ 88,178
Aggregate unrealized depreciation of investments —
Net unrealized appreciation of investments $ 88,178
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

15
liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2025 :
During the six months ended September 30, 2025 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Municipal Bonds $ – $ 5,642,945 $ – $ 5,642,945
3. Investments (continued)

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
16
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
September 30, 2025 , there were no Level 3 investments.
4. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. (the "Exchange") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statements of changes in net assets."
5. Certain Principal Risks of the Fund
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with
3. Investments (continued)

17
longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,”
are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.
Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin
Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the
Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a
5. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Macquarie Tax-Free USA Short Term ETF
18
premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
7. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.
Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2025, that would require recognition or disclosure in the Fund's financial statements.
5. Certain Principal Risks of the Fund (continued)

Other Fund information (Unaudited)
Macquarie Tax-Free USA Short Term ETF
19
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 10, 2025, Macquarie Tax-Free USA Short
Term ETF shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not Applicable.
For Against Abstain
190,690 – –

This page is not part of the financial statements and other information.
SA-STAX-1125
(4927817)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie Focused Large Growth ETF
Financial statements and other information
For the six months ended September 30, 2025

Schedule of investments 1
Statement of assets and liabilities 3
Statement of operations 4
Statements of changes in net assets 5
Financial highlights 6
Notes to financial statements 7
Other Fund information 17
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge
(i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Focused Large Growth ETF
1
September 30, 2025 (Unaudited)
Number of
shares Value (US $)
Common Stocks — 99.36%
^
Communication Services - 4.27%
Alphabet, Inc., Class C 70,797 $ 17,242,609
17,242,609
Consumer Discretionary - 8.89%
Amazon.com, Inc.
†
116,815 25,649,069
Ferrari NV 21,136 10,255,610
35,904,679
Consumer Staples - 1.62%
Coca-Cola Co. (The) 98,747 6,548,901
6,548,901
Financials - 15.88%
Intercontinental Exchange, Inc. 106,235 17,898,473
Mastercard, Inc., Class A 19,370 11,017,850
MSCI, Inc., Class A 10,585 6,006,035
S&P Global, Inc. 21,802 10,611,251
Visa, Inc., Class A 54,581 18,632,862
64,166,471
Healthcare - 10.03%
Danaher Corp. 79,617 15,784,867
UnitedHealth Group, Inc. 38,600 13,328,580
Veeva Systems, Inc., Class A
†
38,275 11,402,505
40,515,952
Industrials - 3.30%
Waste Connections, Inc. 75,803 13,326,167
13,326,167
Information Technology - 48.46%
Apple, Inc. 120,243 30,617,475
Intuit, Inc. 26,939 18,396,912
Microsoft Corp. 122,044 63,212,690
Motorola Solutions, Inc. 17,626 8,060,194
NVIDIA Corp. 316,162 58,989,506
Synopsys, Inc.
†
25,035 12,352,019
VeriSign, Inc. 14,957 4,181,528
195,810,324
Real Estate - 6.91%
CoStar Group, Inc.
†
157,000 13,246,090
Equinix, Inc. REIT 18,728 14,668,519
27,914,609
Total Common Stocks
       (cost $367,385,299) 401,429,712

Schedule of investments
Macquarie Focused Large Growth ETF
2
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Short-Term Investments — 0.65%
Money Market Mutual Funds - 0.65%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 4.05%) 2,616,174 $ 2,616,174
Total Short-Term Investments
       (Cost $2,616,174) 2,616,174
Total Value of Securities — 100.01%
        (cost $370,001,473) 404,045,886
Liabilities Net of Receivables and Other Assets — (0.01%) (43,104)
Net Assets Applicable to 13,450,000 Shares Outstanding — 100.00% $ 404,002,782
^
Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†
Non-income producing security.
Summary of abbreviations:
MSCI – Morgan Stanley Capital International
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC

Statement of assets and liabilities
Macquarie Focused Large Growth ETF
3
September 30, 2025 (Unaudited)
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 404,045,886
Cash 51,276
Dividends receivable 106,490
Total Assets 404,203,652
Liabilities:
Management fees payable to affiliates 140,658
Payable for securities purchased 51,276
Payable for fund shares redeemed 8,936
Total Liabilities 200,870
Total Net Assets $ 404,002,782
Net Assets Consist of:
Paid-in-capital $ 368,041,663
Total distributable earnings (loss) 35,961,119
Total Net Assets $ 404,002,782
Shares outstanding (unlimited amount authorized, no par value) 13,450,000
Net asset value per share $ 30.04
*Investments, at cost $ 370,001,473

Statement of operations
Macquarie Focused Large Growth ETF
Six months ended September 30, 2025 (Unaudited)
4
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 1,043,195
Foreign tax withheld (35,543)
1,007,652
Expenses:
Management fees 582,068
Total operating expenses 582,068
Net Investment Income (Loss) 425,584
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
   Investments 1,599,609
   Foreign currencies 438
Net realized gain (loss) 1,600,047
Net change in unrealized appreciation (depreciation) on investments 36,022,517
Net Realized and Unrealized Gain (Loss) 37,622,564
Net Increase (Decrease) in Net Assets Resulting from Operations $ 38,048,148

Statements of changes in net assets
Macquarie Focused Large Growth ETF

*
Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Six months
ended
September 30, 2025
(Unaudited)
For the period
May 14, 2024
*
to
March 31, 2025
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 425,584 $ 74,347
Net realized gain (loss) 1,600,047 (145,073)
Net change in unrealized appreciation
(depreciation) 36,022,517 (1,978,104)
Net increase (decrease) in net assets
resulting from operations 38,048,148 (2,048,830)
Dividends and Distributions to Shareholders
from:
Distributable earnings – (38,199)
– (38,199)
Capital Share Transactions:
1
Proceeds from shares sold 259,861,177 117,070,319
Cost of shares redeemed (8,889,833) –
Increase in net assets derived from capital
share transactions 250,971,344 117,070,319
Net Increase (Decrease) in Net Assets 289,019,492 114,983,290
Net Assets:
Beginning of period 114,983,290 –
End of period $ 404,002,782 $ 114,983,290
Capital Share Transactions:
Beginning of period 4,400,000 –
Shares subscribed in-kind 9,350,000 4,400,000
Shares redeemed (25,000) –
Shares redeemed in-kind (275,000) –
Shares outstanding, end of period 13,450,000 4,400,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 4 in "Notes to financial statements."

Financial highlights
Macquarie Focused Large Growth ETF
6
See accompanying notes, which are an integral part of the financial statements.
Selected data for each share of the Fund outstanding throughout each period were as follows:
Six months
ended
September 30, 2025
1
(Unaudited)
For the period
May 14, 2024
2
to
March 31, 2025
Net asset value, beginning of period ...... $ 26.13 $ 25.00
Income (loss) from investment operations: — —
Net investment income
3
................. 0.05 0.07
Net realized and unrealized gain ........... 3.86 1.10
Total from investment
operations .......................... 3.91 1.17
Less dividends and distributions from: — —
Net investment income ................. — (0.04)
Total dividends and
distributions ......................... — (0.04)
Net asset value, end of period ........... $ 30.04 $ 26.13
Total return
4
......................... 14.96% 4.65%
Ratios and supplemental data: $404,003 $114,983
Net assets, end of period (000 omitted) ...... $ 404,003 $ 114,983
Ratio of expenses to average net assets
5
.... 0.44% 0.44%
Ratio of net investment income to average net
assets ............................. 0.32% 0.30%
Portfolio turnover
6
...................... 8% 7%
1
Ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3
Calculated using average shares outstanding.
4
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5
Expense ratios do not include expenses of any investment companies in which the Fund invests.

Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Focused Large Growth ETF
7
September 30, 2025
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers seven series.
These financial statements and the related notes pertain to Macquarie Focused Large Growth
ETF (Fund). The Fund is considered non-diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. The Fund has adopted a tax year end of October 31 (the “Tax Year”). As such, the Fund’s tax basis capital gains and losses will only be determined at the end of each Tax Year. Accordingly, tax basis distributions made during the 12 months ending March 31, 2025, but after the tax year ended
October 31, 2024 , will be reflected in the financial statement footnotes for the fiscal year ending
March 31, 2026 .
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments.  DMC has established a
Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value.  With respect to foreign
(non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with

Notes to financial statements
Macquarie Focused Large Growth ETF
8
reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund’s tax positions taken or expected to be taken on the
Fund’s federal income tax returns through the six months ended September 30, 2025 and for the open tax year ended October 31, 2024, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in "Interest and tax penalties" on the “Statement of operations.” For the six months ended September 30, 2025, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
1. Significant Accounting Policies (continued)

9
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Focused Large Growth ETF
10
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.44% on the Fund's average daily net assets.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 12, 2025, the Board approved, and recommended

11
shareholders approve, a new investment advisory agreement for the Fund that, pending shareholder approval, would go into effect at the closing of the transaction. At a special shareholder meeting held on September 17, 2025, Fund shareholders approved a new investment advisory agreement for the Fund.
The Fund will be renamed Nomura Focused Large Growth ETF at closing.
3. Investments
For the six months ended September 30, 2025 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the six months ended September 30, 2025, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
At September 30, 2025 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2025 , the cost and unrealized appreciation
(depreciation) of investments for federal income tax purposes for the Fund were as follows:
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31,2024 (the Fund's most recent tax year end), the
Fund had capital loss carryforwards available to offset future realized capital gains as follows:
Purchases $ 22,692,070
Sales 20,172,393
Purchases $ 257,116,582
Sales 8,793,429
Cost of investments $ 370,001,473
Aggregate unrealized appreciation of investments $ 39,836,969
Aggregate unrealized depreciation of investments (5,792,556)
Net unrealized appreciation of investments $ 34,044,413
Loss carryforward character
Short-term Long-term Total
$14,061 $— $14,061
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

Notes to financial statements
Macquarie Focused Large Growth ETF
12
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
3. Investments (continued)

13
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2025 :
During the six months ended September 30, 2025 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
September 30, 2025 , there were no Level 3 investments.
4. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. (the "Exchange") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 401,429,712 $ – $ – $ 401,429,712
Short-Term Investments 2,616,174 – – 2,616,174
Total Value of Securities $ 404,045,886 $ – $ – $ 404,045,886
3. Investments (continued)

Notes to financial statements
Macquarie Focused Large Growth ETF
14
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statements of changes in net assets."
5. Certain Principal Risks of the Fund
Growth Stock Risk — Growth stocks reflect projections of future earnings and revenue.  These prices may rise or fall dramatically depending on whether those projections are met.  These companies' stock prices may be more volatile, particularly over the short term.
Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations.  This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Information technology sector risk — The risk that investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies;
effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation. To the extent the Fund focuses its investments in the information technology sector, the Fund will be more susceptible to the risks, events and other factors affecting companies in this sector.
Industry and sector risk — The risk that the value of securities in a particular industry or sector
(such as the infrastructure industry) will decline because of changing expectations for the performance of that industry or sector.
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
4. Issuance and Redemption of Fund Shares (continued)

15
Foreign risk — The risk that foreign securities may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic or government conditions, the imposition of economic and/or trade sanctions, inadequate or different regulatory and accounting standards, and the possibility that significant events in foreign markets, including broad market moves, may affect the value of fund shares.
Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund.
The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the
Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
5. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Macquarie Focused Large Growth ETF
16
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
7. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.
Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2025, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)
Macquarie Focused Large Growth ETF
17
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 17, 2025, Macquarie Focused Large Growth
ETF shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not Applicable.
For Against Abstain
4,531,754 201,214 68,836

This page is not part of the financial statements and other information.
SA-LRGG-1125
(4939984)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie Focused Emerging Markets Equity ETF
Financial statements and other information
For the six months ended September 30, 2025

Schedule of investments 1
Statement of assets and liabilities 5
Statement of operations 6
Statements of changes in net assets 7
Financial highlights 8
Notes to financial statements 10
Other Fund information 20
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge
(i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Focused Emerging Markets Equity ETF
1
September 30, 2025 (Unaudited)
Number of
shares Value (US $)
Common Stocks — 95.36%
Δ
Brazil - 2.39%
Ambev SA ADR 161,464 $ 360,065
Petroleo Brasileiro SA - Petrobras ADR 58,325 738,394
1,098,459
China - 18.80%
Alibaba Group Holding Ltd. ADR 16,123 2,881,664
Baidu, Inc. ADR
†
5,046 664,911
BeOne Medicines Ltd. ADR
†
1,690 575,783
Meituan, Class B 144A
#,†
46,070 618,652
New Oriental Education & Technology Group,
Inc. ADR
†
4,863 258,079
PDD Holdings, Inc. ADR
†
7,734 1,022,203
TAL Education Group ADR
†
23,224 260,109
Tencent Holdings Ltd. 22,886 1,949,822
Trip.com Group Ltd. ADR 3,406 256,131
ZTO Express Cayman, Inc. ADR 7,332 140,774
8,628,128
Hong Kong - 2.88%
Hong Kong Exchanges & Clearing Ltd. 23,223 1,319,022
1,319,022
India - 9.66%
Aurobindo Pharma Ltd. 4,681 57,144
Dr Reddy's Laboratories Ltd. ADR 13,831 193,357
HDFC Bank Ltd. 61,290 780,278
ICICI Bank Ltd. ADR 3,365 101,724
Infosys Ltd. ADR 23,456 381,629
Reliance Industries Ltd. 75,172 1,154,815
Reliance Industries Ltd. GDR 144A
#
23,349 1,424,289
Tata Consultancy Services Ltd. 6,244 203,125
Tata Consumer Products Ltd. 10,510 133,676
4,430,037
Indonesia - 2.17%
Astra International Tbk. PT 838,244 290,481
Bank Central Asia Tbk. PT 1,147,741 525,144
Unilever Indonesia Tbk. PT 1,682,070 179,663
995,288
Malaysia - 0.93%
Public Bank Bhd. 413,700 425,644
425,644

Schedule of investments
Macquarie Focused Emerging Markets Equity ETF
2
Number of
shares Value (US $)
Common Stocks (continued)
Mexico - 6.02%
America Movil SAB de CV ADR 28,600 $ 600,600
Cemex SAB de CV ADR 40,716 366,037
Coca-Cola Femsa SAB de CV ADR 5,604 465,692
Fomento Economico Mexicano SAB de CV
ADR 3,172 312,854
Grupo Financiero Banorte SAB de CV, Class O 70,226 707,418
Wal-Mart de Mexico SAB de CV 100,834 311,474
2,764,075
Peru - 1.09%
Credicorp Ltd. 1,878 500,074
500,074
Saudi Arabia - 0.51%
Saudi Arabian Oil Co. 144A
#
35,387 232,315
232,315
Singapore - 0.56%
Grab Holdings Ltd., Class A
†
42,876 258,114
258,114
South Africa - 2.31%
Naspers Ltd., Class N 2,926 1,059,710
1,059,710
South Korea - 28.78%
Samsung C&T Corp. 10,412 1,369,912
Samsung Electronics Co. Ltd. 49,809 2,978,493
Samsung Life Insurance Co. Ltd. 4,316 481,726
SK Hynix, Inc. 16,669 4,128,490
SK Square Co. Ltd.
†
27,984 4,018,942
SK Telecom Co. Ltd. 5,850 226,403
13,203,966
Taiwan - 17.29%
Delta Electronics, Inc. 26,546 743,825
FIT Hon Teng Ltd. 144A
#,†
480,480 393,920
Hon Hai Precision Industry Co. Ltd. 104,026 737,240
MediaTek, Inc. 14,733 635,668
Taiwan Semiconductor Manufacturing Co. Ltd. 126,604 5,420,901
7,931,554
Thailand - 0.96%
Bangkok Bank PCL 52,100 239,559

3
Number of
shares Value (US $)
Common Stocks (continued)
Thailand (continued)
PTT PCL 197,600 $ 202,752
442,311
Turkiye - 1.01%
Akbank TAS 307,403 463,575
463,575
Total Common Stocks
       (cost $36,181,887) 43,752,272
Preferred Stocks — 2.51%
Δ
Brazil - 2.31%
Banco Bradesco SA 136,278 460,619
Itau Unibanco Holding SA 81,905 601,183
1,061,802
South Korea - 0.20%
LG Chem Ltd. 914 90,094
90,094
Total Preferred Stocks
       (cost $961,236) 1,151,896
Short-Term Investments — 2.09%
Money Market Mutual Funds - 2.09%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 4.05%) 959,197 959,197
Total Short-Term Investments
       (cost $959,197) 959,197
Total Value of Securities — 99.96%
      (cost $38,102,320) 45,863,365
Receivables and Other Assets Net of Liabilities — 0.04% 20,215
Net Assets Applicable to 1,300,000 Shares Outstanding — 100.00% $ 45,883,580
Δ
Securities have been classified by country of risk.
†
Non-income producing security.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At September 30, 2025, the aggregate value of Rule 144A securities was $2,669,176, which represents 5.82% of the Fund's net assets. See Note 5 in “Notes to financial statements."

Schedule of investments
Macquarie Focused Emerging Markets Equity ETF
4
See accompanying notes, which are an integral part of the financial statements.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

Statement of assets and liabilities
Macquarie Focused Emerging Markets Equity ETF
5
September 30, 2025 (Unaudited)
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 45,863,365
Foreign currency, at value** 3,012
Dividends receivable 43,793
Total Assets 45,910,170
Liabilities:
Management fees payable to affiliates 26,230
Due to custodian 360
Total Liabilities 26,590
Total Net Assets $ 45,883,580
Net Assets Consist of:
Paid-in-capital $ 37,990,413
Total distributable earnings (loss) 7,893,167
Total Net Assets $ 45,883,580
Shares outstanding (unlimited amount authorized, no par value) 1,300,000
Net asset value per share $ 35.30
*Investments, at cost $ 38,102,320
**Foreign currency, at cost 3,009

Statement of operations
Macquarie Focused Emerging Markets Equity ETF
Six months ended September 30, 2025 (Unaudited)
6
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 267,704
Foreign tax withheld (30,712)
236,992
Expenses:
Management fees 102,790
Total operating expenses 102,790
Net Investment Income (Loss) 134,202
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
   Investments 3,845
   Foreign currencies 13,840
Net realized gain (loss) 17,685
Net change in unrealized appreciation (depreciation) on:
   Investments
*
7,803,446
   Foreign currencies 657
Net change in unrealized appreciation (depreciation) 7,804,103
Net Realized and Unrealized Gain (Loss) 7,821,788
Net Increase (Decrease) in Net Assets Resulting from Operations $ 7,955,990
*
Includes net change of $8,921 capital gains taxes accrued.

Statements of changes in net assets
Macquarie Focused Emerging Markets Equity ETF

*
Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Six months
ended
September 30, 2025
(Unaudited)
For the period
September 4, 2024
*
to
March 31, 2025
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 134,202 $ 73,328
Net realized gain (loss) 17,685 (11,021)
Net change in unrealized appreciation
(depreciation) 7,804,103 (43,263)
Net increase (decrease) in net assets
resulting from operations 7,955,990 19,044
Dividends and Distributions to Shareholders
from:
Distributable earnings – (81,867)
– (81,867)
Capital Share Transactions:
1
Proceeds from shares sold 21,394,647 16,595,766
Increase in net assets derived from capital
share transactions 21,394,647 16,595,766
Net Increase (Decrease) in Net Assets 29,350,637 16,532,943
Net Assets:
Beginning of period 16,532,943 –
End of period $ 45,883,580 $ 16,532,943
Capital Share Transactions:
Beginning of period 650,000 –
Shares subscribed in-kind 650,000 650,000
Shares outstanding, end of period 1,300,000 650,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 4 in "Notes to financial statements."

Financial highlights
Macquarie Focused Emerging Markets Equity ETF

Selected data for each share of the Fund outstanding throughout each period were as follows:
Six months
ended
September 30, 2025
1
(Unaudited)
For the period
September 4, 2024
2
to
March 31, 2025
Net asset value, beginning of period ...... $ 25 .44 $ 25 .00
Income (loss) from investment operations: — —
Net investment income
3
................. 0 .17 0 .19
Net realized and unrealized gain ........... 9 .69 0 .45
Total from investment
operations .......................... 9.86 0.64
Less dividends and distributions from: — —
Net investment income ................. — ( 0 .20 )
Net realized gain ....................... — ( 0 .00 )
4
Total dividends and
distributions ......................... — (0.20)
Net asset value, end of period ........... $ 35.30 $ 25.44
Total return
5
......................... 38.76% 2.60%
Ratios and supplemental data: $45,884 $16,533
Net assets, end of period (000 omitted) ...... $ 45,884 $ 16,533
Ratio of expenses to average net assets
6
.... 0.85% 0.85%
Ratio of net investment income to average net
assets ............................. 1.10% 1.30%
Portfolio turnover
7
...................... 0%
8
12%
1
Ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3
Calculated using average shares outstanding.
4
Amount is less than $0.005.
5
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes, which are an integral part of the financial statements.
6
Expense ratios do not include expenses of any investment companies in which the Fund invests.
7
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.
8
Value is less than 1%.

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF

September 30, 2025
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers seven series.
These financial statements and the related notes pertain to Macquarie Focused Emerging Markets
Equity ETF (Fund). The Fund is considered non-diversified under the Investment Company Act of
1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments.  DMC has established a
Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value.  With respect to foreign
(non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund's tax positions taken or expected to be taken on the
Fund's federal income tax return through the six months ended September 30, 2025 and for the open tax year ended March 31, 2025, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in "Interest and tax penalties" on the "Statement of operations." During the six months ended September 30, 2025, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF

the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
1. Significant Accounting Policies (continued)

2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.85% on the Fund's average daily net assets.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
At September 30, 2025, Macquarie Management Holdings, Inc. directly owned 13.08% of the
Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF
14
The closing of this transaction will result in the automatic termination of the Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 12, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Fund that, pending shareholder approval, would go into effect at the closing of the transaction. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund.
The Fund will be renamed Nomura Focused Emerging Markets Equity ETF at closing.
3. Investments
For the six months ended September 30, 2025 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the six months ended September 30, 2025, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
At September 30, 2025 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2025 , the cost and unrealized appreciation
(depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions
Purchases $ 14,070,892
Sales 51,775
Purchases $ 6,906,337
Sales —
Cost of investments $ 38,102,320
Aggregate unrealized appreciation of investments $ 8,418,442
Aggregate unrealized depreciation of investments (657,397)
Net unrealized appreciation of investments $ 7,761,045
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

15
market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2025 :
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 43,752,272 $ – $ – $ 43,752,272
Preferred Stocks 1,151,896 – – 1,151,896
Short-Term Investments 959,197 – – 959,197
Total Value of Securities $ 45,863,365 $ – $ – $ 45,863,365
3. Investments (continued)

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF
16
During the six months ended September 30, 2025 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
September 30, 2025 , there were no Level 3 investments.
4. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the Nasdaq exchange and are publicly traded. If an investor buys or sells
Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statements of changes in net assets."
3. Investments (continued)

17
5. Certain Principal Risks of the Fund
Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates;
inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.
Information about non-U.S. companies may be unreliable or outdated, the Manager's reliance on such data may affect the Fund's performance, and the rights and remedies associated with investments in a fund that invests significantly in foreign securities may be different than those with a fund that invests in domestic securities.
Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Industry and sector risk — The risk that the value of securities in a particular industry or sector
(such as the infrastructure industry) will decline because of changing expectations for the performance of that industry or sector.
Information technology sector risk — The risk that the value of a fund's shares will be affected by factors particular to the information technology and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Financials sector risk — The risk that the value of a fund's shares will be affected by factors particular to the financials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Geographic focus risk — Geographic focus risk is the risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.
Growth stock risk — Growth stocks reflect projections of future earnings and revenue.  These prices may rise or fall dramatically depending on whether those projections are met.  These companies' stock prices may be more volatile, particularly over the short term.
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed

Notes to financial statements
Macquarie Focused Emerging Markets Equity ETF
18
securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the
Securities Act of 1933.
Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund.
The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks.
Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Nasdaq may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.
The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
5. Certain Principal Risks of the Fund (continued)

19
7. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.
Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2025, that would require recognition or disclosure in the Fund's financial statements.

Other Fund information (Unaudited)
Macquarie Focused Emerging Markets Equity ETF
20
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 10, 2025, Macquarie Focused Emerging
Markets Equity ETF shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not Applicable.
For Against Abstain
368,501 – 7

This page is not part of the financial statements and other information.
SA-EMEQ-1125
(4943667)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie National High-Yield Municipal Bond ETF
Financial statements and other information
For the six months ended September 30, 2025

Schedule of investments 1
Statement of assets and liabilities 12
Statement of operations 13
Statements of changes in net assets 14
Financial highlights 15
Notes to financial statements 16
Other Fund information 25
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge
(i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie National High-Yield Municipal Bond ETF
1
September 30, 2025 (Unaudited)
Principal
amount
°
Value (US $)
Municipal Bonds  — 95.02%
Education Revenue Bonds - 17.43%
Arizona Industrial Development Authority
(Odyssey Preparatory Academy, Inc.
(The))
Series 2017A 144A 5.50% 7/1/52
#
50,000 $ 46,377
(Pinecrest Academy of Nevada)
Series 2018A 144A 5.75% 7/15/48
#
250,000 250,244
Build NYC Resource Corp.
(Bold Charter School)
Series 2025 144A 6.00% 7/1/60
#
250,000 250,614
California School Finance Authority
(Envision Education Obligated Group)
Series 2024A 144A 5.00% 6/1/44
#
250,000 233,253
(STEM Preparatory Schools - Obligated
Group)
Series 2023A 144A 5.13% 6/1/53
#
175,000 169,019
Capital Trust Authority
(Academir Charter Schools, Inc.)
Series 2025A 144A 6.63% 7/1/65
#
100,000 100,723
(Madrone Florida Tech Student Housing
I LLC)
Series 2025A 144A 5.38% 7/1/65
#
100,000 95,910
(Mason Classical Academy, Inc.)
Series 2024A 144A 5.00% 6/1/64
#
200,000 168,393
City of Bethel
(Spectrum High School)
Series 2024 5.00% 7/1/59 200,000 184,334
City of Woodbury
(Math & Science Academy)
Series 2025 144A 5.50% 6/1/63
#
100,000 91,818
Clifton Higher Education Finance Corp.
(Valor Texas Education Foundation)
Series 2024A 144A 6.00% 6/15/54
#
125,000 115,082
Delaware State Economic Development
Authority
(Academia Antonia Alonso, Inc.)
Series 2025A 144A 6.00% 7/1/55
#
200,000 201,582
Florida Higher Educational Facilities Financing
Authority
(Keiser University Obligated Group)
Series 2025 144A 6.25% 7/1/55
#
200,000 198,886

Schedule of investments
Macquarie National High-Yield Municipal Bond ETF
2
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Indiana Finance Authority
Series 2025 5.75% 7/1/60 150,000 $ 142,959
Industrial Development Authority of the City of
Phoenix Arizona (The)
(BASIS Schools, Inc. Obligated Group)
Series 2015A 144A 5.00% 7/1/45
#
250,000 236,384
(Downtown Phoenix Student Housing II
LLC)
Series 2019A 5.00% 7/1/59 330,000 313,831
Iowa Higher Education Loan Authority
Series 2025 6.00% 10/1/55 200,000 209,128
Louisiana Public Facilities Authority
(Acadiana Renaissance Charter Academy)
Series 2025 144A 6.00% 6/15/59
#
100,000 99,942
(Lafayette Renaissance Charter Academy)
Series 2025 144A 6.50% 6/15/59
#
100,000 101,291
Maricopa County Industrial Development
Authority
(Arizona Autism Charter Schools
Obligated Group)
Series 2021A 144A 4.00% 7/1/61
#
190,000 138,362
(Reid Traditional Schools Obligated
Group)
Series 2016 5.00% 7/1/47 170,000 156,885
Massachusetts Development Finance Agency
(Trustees of Boston College)
Series 2021V 5.00% 7/1/55 160,000 179,465
Miami-Dade County Industrial Development
Authority
(AcadeMir Charter School Middle &
Preparatory Academy Obligated Group)
Series 2022A 144A 5.50% 7/1/61
#
250,000 227,473
Newark Higher Education Finance Corp.
(Village Tech Schools)
Series 2017A 5.13% 8/15/47 200,000 180,982
Public Finance Authority
(Liberty Classical Schools Educational
Services, Inc.)
Series 2025A 144A 7.00% 6/15/65
#
100,000 100,261

3
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Public Finance Authority (continued)
(North East Carolina Preparatory School,
Inc.)
Series 2024 5.00% 6/15/44 175,000 $ 171,667
(Shining Rock Classical Academy, Inc.)
Series 2022A 6.00% 6/15/52 100,000 87,448
Class A Series 2023-1 5.75% 7/1/62 222,678 231,194
Sierra Vista Industrial Development Authority
(American Leadership Academy, Inc.)
Series 2023 144A 5.75% 6/15/58
#
250,000 248,396
Washington State Housing Finance
Commission
(Provident Group - SH II Properties LLC)
Series 2025A 144A 5.25% 7/1/64 (BAM)
#
100,000 100,270
Series 2025A 144A 5.75% 7/1/60
#
150,000 152,071
5,184,244
Electric Revenue Bonds - 1.79%
Salt River Project Agricultural Improvement &
Power District
Series 2023B 5.25% 1/1/53 500,000 531,777
531,777
Healthcare Revenue Bonds - 19.95%
Arizona Industrial Development Authority
(Great Lakes Senior Living Communities
LLC)
Series 2025A-2 5.13% 1/1/59 225,000 208,231
(ISF Ativo Portfolio Obligated Group)
Series 2025A 144A 6.88% 3/1/55
#
100,000 100,182
California Public Finance Authority
(P3 Irvine SL Holdings LLC Obligated
Group)
Series 2024A 144A 6.38% 6/1/59
#
200,000 186,474
Series 2024A 144A 6.50% 6/1/54
#
125,000 120,286
California Statewide Communities
Development Authority
(Loma Linda University Medical Center
Obligated Group)
Series 2016A 144A 5.00% 12/1/41
#
150,000 150,056
Series 2016A 144A 5.00% 12/1/46
#
400,000 378,635

Schedule of investments
Macquarie National High-Yield Municipal Bond ETF
4
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Capital Projects Finance Authority
(Trilogy Community Development
Foundation, Inc. Obligated Group)
Series 2025A 144A 7.13% 1/1/65
#
100,000 $ 99,354
City of Kalispell
(Immanuel Living at Buffalo Hill Obligated
Group)
Series 2025A 6.00% 5/15/60 200,000 202,413
Colorado Health Facilities Authority
(AdventHealth Obligated Group)
Series 2018A 4.00% 11/15/48 165,000 150,665
Series 2021A 3.00% 11/15/51 250,000 179,816
County of Cuyahoga
(MetroHealth System (The))
Series 2017 5.00% 2/15/52 100,000 92,918
Series 2017 5.25% 2/15/47 245,000 240,413
Health & Educational Facilities Authority of the
State of Missouri
(Mercy Health)
Series 2020 4.00% 6/1/53 250,000 219,098
Illinois Finance Authority
(Admiral at the Lake Obligated Group)
Series 2017 5.25% 5/15/42 200,000 163,252
King County Public Hospital District No. 4
Series 2025A 7.00% 12/1/60 150,000 151,681
Maricopa County Industrial Development
Authority
(HonorHealth Obligated Group)
Series 2021A 3.00% 9/1/51 310,000 215,579
Massachusetts Development Finance Agency
(Care Communities LLC Obligated Group)
Series 2025A-1 144A 6.50% 7/15/60
#
100,000 100,539
New Hope Cultural Education Facilities
Finance Corp.
(Bella Vida Forefront Living Obligated
Group)
Series 2025A 6.50% 10/1/60 125,000 127,920

5
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope Cultural Education Facilities
Finance Corp. (continued)
(Legacy at Midtown Park, Inc. Obligated
Group)
Series 2025 7.13% 7/1/56 200,000 $ 202,091
(Sanctuary LTC LLC)
Series 2021A-1 5.50% 1/1/57 250,000 224,569
(SLF CHP LLC)
Series 2025A 144A 6.25% 7/1/45
#
100,000 93,923
Oklahoma Development Finance Authority
(OU Medicine Obligated Group)
Series 2018B 5.50% 8/15/52 400,000 401,423
Oregon Health & Science University
Series 2021A 3.00% 7/1/51 255,000 175,183
Pennsylvania Higher Educational Facilities
Authority
(University of Pennsylvania Health System
Obligated Group (The))
Series 2025 5.50% 8/15/55 350,000 376,959
Seminole County Industrial Development
Authority
(CCRC Development Corp. Obligated
Group)
Series 2019A 5.50% 11/15/49 150,000 135,850
Stamford Housing Authority
(TJH Senior Living LLC Obligated Group)
Series 2025A 6.25% 10/1/60 100,000 98,557
State of Ohio
(Cleveland Clinic Health System
Obligated Group)
Series 2024A 5.00% 1/1/35 750,000 855,779
Washington State Housing Finance
Commission
(Josephine Caring Community Obligated
Group)
Series 2025A 144A 6.38% 7/1/60
#
125,000 123,635

Schedule of investments
Macquarie National High-Yield Municipal Bond ETF
6
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
West Virginia Hospital Finance Authority
(West Virginia United Health System
Obligated Group)
Series 2025A 5.50% 6/1/50 150,000 $ 159,234
5,934,715
Housing Revenue Bonds - 0.69%
Pennsylvania Housing Finance Agency
Series 2025-149A 5.20% 4/1/53 200,000 205,429
205,429
Industrial Development Revenue Bonds - 16.91%
Arkansas Development Finance Authority
(Big River Steel LLC)
Series 2019 144A 4.50% 9/1/49
#
200,000 191,879
(United States Steel Corp.)
Series 2022 5.45% 9/1/52 250,000 249,946
Series 2023 5.70% 5/1/53 300,000 304,729
Buckeye Tobacco Settlement Financing
Authority
Class 2 Series 2020B-2 5.00% 6/1/55 1,500,000 1,282,150
Class 2 Series 2020B-3 7.76% 6/1/57
^
1,500,000 140,684
California Community Choice Financing
Authority
(California Community Choice Financing
Authority)
Series 2021B-1 4.00% 2/1/52
•
550,000 564,022
California Infrastructure & Economic
Development Bank
(Desertxpress Enterprises LLC)
Series 2025A 144A 9.50% 1/1/65 (AMT)
#,•
300,000 274,783
Florida Development Finance Corp.
(Brightline Trains Florida LLC)
Series 2024 5.50% 7/1/53 60,000 51,287
Golden State Tobacco Securitization Corp.
Series 2021B-2 5.66% 6/1/66
^
2,000,000 213,014
Maricopa County Industrial Development
Authority
(Commercial Metals Co.)
Series 2022 144A 4.00% 10/15/47
#
500,000 417,255
Mobile County Industrial Development Authority
(AM/NS Calvert LLC)

7
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue Bonds (continued)
Mobile County Industrial Development Authority
(continued)
Series 2024A 5.00% 6/1/54 150,000 $ 144,463
Series 2024B 4.75% 12/1/54 440,000 407,309
Puerto Rico Industrial Development Co.
Series 2023 7.00% 1/1/54
•
350,000 326,978
Savannah Georgia Convention Center
Authority
Series 2025B 144A 6.25% 6/1/61
#
250,000 250,453
Tobacco Settlement Financing Corp.
Series 2007B-1 5.00% 6/1/47 250,000 212,893
5,031,845
Leasing Revenue Bonds - 1.51%
Metropolitan Pier & Exposition Authority
(State of Illinois McCormick Place
Expansion Project Fund)
Series 2017B 5.07% 12/15/54 (BAM)
^
1,000,000 236,173
Series 2017B 5.10% 12/15/56 (AG)
^
1,000,000 211,989
448,162
Local General Obligation Revenue Bonds - 4.42%
Chicago Board of Education
Series 2012A 5.00% 12/1/42 470,000 443,857
Series 2025A 6.25% 12/1/50 150,000 156,368
City of Chicago
Series 2019A 5.50% 1/1/49 240,000 237,480
Series 2025A 6.00% 1/1/50 150,000 156,254
City of New York
Series 2021F-1 3.00% 3/1/51 335,000 244,797
Humble Independent School District
Series 2020 3.00% 2/15/49 (PSF
Guaranty) 100,000 76,204
1,314,960
Special Tax Revenue Bonds - 16.69%
Allentown Neighborhood Improvement Zone
Development Authority
Series 2018 144A 5.38% 5/1/42
#
300,000 300,870
Black Desert Public Infrastructure District
(Black Desert Assessment Area No. 1)
Series 2024 144A 5.63% 12/1/53
#
150,000 150,403

Schedule of investments
Macquarie National High-Yield Municipal Bond ETF
8
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico
11/1/43
•
882,429 $ 584,609
Creekwalk Marketplace Business Improvement
District
Series 2024A 6.00% 12/1/54 100,000 97,245
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40 845,004 821,715
New York City Transitional Finance Authority
Series 2025D 5.00% 5/1/44 400,000 423,347
Puerto Rico Sales Tax Financing Corp.
Series A-1 4.75% 7/1/53 730,000 687,050
Series A-1 5.00% 7/1/58 950,000 918,263
Series A-1 5.31% 7/1/46
^
1,250,000 426,855
Series A-1 5.51% 7/1/51
^
1,250,000 314,434
Series A-2 4.78% 7/1/58 50,000 46,494
Village Community Development District No. 15
(Phase I Special Assessment)
Series 2023 144A 5.25% 5/1/54
#
195,000 195,002
4,966,287
State General Obligation Revenue Bonds - 3.83%
Commonwealth of Puerto Rico
Series 2022A-1 4.00% 7/1/46 827,000 714,758
State of Illinois
Series 2024C 4.00% 10/1/48 300,000 261,010
Virginia Public Building Authority
(Commonwealth of Virginia)
Series 2019A 5.00% 8/1/30 150,000 164,248
1,140,016
Transportation Revenue Bonds - 10.92%
City of Los Angeles Department of Airports
Series 2021D 4.00% 5/15/51 100,000 88,805
Florida Development Finance Corp.
(Brightline Trains Florida LLC)
Series 2024 5.25% 7/1/47 (AMT) 200,000 170,298
Louisiana Public Facilities Authority
(Calcasieu Bridge Partners LLC)
Series 2024 5.00% 9/1/66 500,000 475,542
New Jersey Turnpike Authority
Series 2025B 5.00% 1/1/39 100,000 111,462

9
Principal
amount
°
Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Corp.
(JFK NTO LLC)
Series 2023 5.38% 6/30/60 250,000 $ 247,713
Series 2023 6.00% 6/30/54 250,000 260,646
Series 2024 5.50% 6/30/60 330,000 333,216
Public Finance Authority
(SR 400 Peach Partners LLC)
Series 2025 5.75% 12/31/65 250,000 257,242
Series 2025 6.50% 12/31/65 500,000 547,427
San Diego County Regional Airport Authority
Series 2025B 5.50% 7/1/55 500,000 533,246
Virginia Small Business Financing Authority
(95 Express Lanes LLC)
Series 2022 4.00% 1/1/42 245,000 223,620
3,249,217
Water & Sewer Revenue Bonds - 0.88%
Guam Government Waterworks Authority
(Water & Wastewater System)
Series 2024A 5.00% 1/1/46 125,000 127,140
New York City Municipal Water Finance
Authority
(Water & Sewer System)
Series 2022AA-1 3.50% 6/15/48 160,000 135,224
262,364
Total Municipal Bonds
       (cost $27,812,607) 28,269,016
Short-Term Investments — 4.20%
Variable Rate Demand Notes  — 4.20%
Industrial Development Authority of the City of
Phoenix Arizona (The)
(Mayo Clinic)
Series 2014B 2.75% 11/15/52
(SPA - Northern Trust)
¤
250,000 250,000
New York City Municipal Water Finance Authority
(Water & Sewer System)
Series 2014AA-3 3.90% 6/15/49
(SPA - TD Bank, N.A.)
¤
400,000 400,000
Oregon State Facilities Authority

Schedule of investments
Macquarie National High-Yield Municipal Bond ETF
10
Principal
amount
°
Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
(PeaceHealth Obligated Group)
Series 2018B 3.70% 8/1/34
(LOC - TD Bank, N.A.)
¤
600,000 $ 600,000
1,250,000
Total Short-Term Investments
      (Cost $1,250,000) 1,250,000
Total Value of Securities — 99.22%
        (cost $29,062,607) 29,519,016
Receivables and Other Assets Net of Liabilities — 0.78% 232,852
Net Assets Applicable to 1,225,000 Shares Outstanding — 100.00% $ 29,751,868
°
Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At September 30, 2025, the aggregate value of Rule 144A securities was $6,460,080, which represents 21.71% of the Fund's net assets. See Note 5 in “Notes to financial statements."
^
Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•
Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions
(i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of September 30, 2025.
Summary of abbreviations:
AG – Assured Guaranty
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit

11
See accompanying notes, which are an integral part of the financial statements.
Summary of abbreviations (continued):
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement

Statement of assets and liabilities
Macquarie National High-Yield Municipal Bond ETF
12
September 30, 2025 (Unaudited)
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 29,519,016
Cash 306,714
Receivable for securities sold 99,125
Receivable for fund shares sold 608,059
Interest receivable 363,283
Total Assets 30,896,197
Liabilities:
Payable for securities purchased 1,019,753
Distribution payable to shareholders 113,168
Management fees payable to affiliates 11,408
Total Liabilities 1,144,329
Total Net Assets $ 29,751,868
Net Assets Consist of:
Paid-in-capital $ 29,555,658
Total distributable earnings (loss) 196,210
Total Net Assets $ 29,751,868
Shares outstanding (unlimited amount authorized, no par value) 1,225,000
Net asset value per share $ 24.29
*Investments, at cost $ 29,062,607

Statement of operations
Macquarie National High-Yield Municipal Bond ETF
Six months ended September 30, 2025 (Unaudited)
13
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Interest $ 469,512
469,512
Expenses:
Management fees 41,985
Total operating expenses 41,985
Net Investment Income (Loss) 427,527
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments (259,664)
Net change in unrealized appreciation (depreciation) on investments 552,299
Net Realized and Unrealized Gain (Loss) 292,635
Net Increase (Decrease) in Net Assets Resulting from Operations $ 720,162

Statements of changes in net assets
Macquarie National High-Yield Municipal Bond ETF

*
Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Six months
ended
September 30, 2025
(Unaudited)
For the period
March 5, 2025
*
to
March 31, 2025
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss) $ 427,527 $ 19,173
Net realized gain (loss) (259,664) (2,476)
Net change in unrealized appreciation
(depreciation) 552,299 (95,890)
Net increase (decrease) in net assets
resulting from operations 720,162 (79,193)
Dividends and Distributions to Shareholders
from:
Distributable earnings (444,759) –
(444,759) –
Capital Share Transactions:
1
Proceeds from shares sold 25,098,903 6,250,794
Cost of shares redeemed (1,794,039) –
Increase in net assets derived from capital
share transactions 23,304,864 6,250,794
Net Increase (Decrease) in Net Assets 23,580,267 6,171,601
Net Assets:
Beginning of period 6,171,601 –
End of period $ 29,751,868 $ 6,171,601
Capital Share Transactions:
Beginning of period 250,000 –
Shares sold 25,000 –
Shares subscribed in-kind 1,025,000 250,000
Shares redeemed in-kind (75,000) –
Shares outstanding, end of period 1,225,000 250,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 4 in "Notes to financial statements."

Financial highlights
Macquarie National High-Yield Municipal Bond ETF

See accompanying notes, which are an integral part of the financial statements.
Selected data for each share of the Fund outstanding throughout each period were as follows:
Six months
ended
September 30, 2025
1
(Unaudited)
For the period
March 5, 2025
2
to
March 31, 2025
Net asset value, beginning of period ...... $ 24 .69 $ 25 .00
Income (loss) from investment operations: — —
Net investment income
3
................. 0 .59 0 .08
Net realized and unrealized loss ........... ( 0 .39 ) ( 0 .39 )
Total from investment
operations .......................... 0.20 (0.31)
Less dividends and distributions from: — —
Net investment income ................. ( 0 .60 ) —
Total dividends and
distributions ......................... (0.60) —
Net asset value, end of period ........... $ 24.29 $ 24.69
Total return
4
......................... 0.89% (1.24%)
Ratios and supplemental data: $29,752 $6,172
Net assets, end of period (000 omitted) ...... $ 29,752 $ 6,172
Ratio of expenses to average net assets ..... 0.49% 0.49%
Ratio of net investment income to average net
assets ............................. 4.96% 4.44%
Portfolio turnover
5
...................... 50% 14%
1
Ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3
Calculated using average shares outstanding.
4
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
5
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie National High-Yield Municipal Bond ETF

September 30, 2025
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the
U.S. Securities and Exchange Commission. As of the date of this report, the Trust offers seven series. These financial statements and the related notes pertain to Macquarie National High-Yield
Municipal Bond ETF (Fund). The Fund is considered diversified under the Investment Company
Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC or the Manager)'s Pricing Policy (Policy). Fixed
income security valuations are then reviewed by DMC as part of its duties as the Fund's valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule
2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the
Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the New York Stock Exchange.
The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. Management has analyzed the Fund's tax positions taken or expected to be taken on the
Fund's federal income tax return through the six months ended September 30, 2025 and for the open tax year ended March 31, 2025, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in "Interest and tax penalties" on the "Statement of operations." During the six months ended September 30, 2025, the Fund did not incur any interest or tax penalties.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie National High-Yield Municipal Bond ETF

Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.49% on the Fund's average daily net assets.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
At September 30, 2025, Macquarie Management Holdings, Inc. directly owned 16.33% of the
Fund.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.
1. Significant Accounting Policies (continued)

The closing of this transaction will result in the automatic termination of the Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 12, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Fund that, pending shareholder approval, would go into effect at the closing of the transaction. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund.
The Fund will be renamed Nomura National High-Yield Municipal Bond ETF at closing.
3. Investments
For the six months ended September 30, 2025 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
There were no investment transactions related to in-kind purchases and sales for the six months ended September 30, 2025.
At September 30, 2025 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2025 , the cost and unrealized appreciation
(depreciation) of investments for federal income tax purposes for the Fund were as follows:
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At March 31, 2025, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Purchases $ 30,370,535
Sales 7,968,341
Cost of investments $ 29,062,607
Aggregate unrealized appreciation of investments $ 621,731
Aggregate unrealized depreciation of investments (165,322)
Net unrealized appreciation of investments $ 456,409
Loss carryforward character
Short-term Long-term Total
$2,476 $— $2,476
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

Notes to financial statements
Macquarie National High-Yield Municipal Bond ETF

Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2025 :
Level 1 Level 2 Level 3 Total
Securities
Assets:
Municipal Bonds $ – $ 28,269,016 $ – $ 28,269,016
3. Investments (continued)

During the six months ended September 30, 2025 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
September 30, 2025 , there were no Level 3 investments.
4. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the NYSE Arca, Inc. (the "Exchange") and are publicly traded. If an investor buys or sells Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of
Short-Term Investments $ – $ 1,250,000 $ – $ 1,250,000
Total Value of Securities $ – $ 29,519,016 $ – $ 29,519,016
3. Investments (continued)

Notes to financial statements
Macquarie National High-Yield Municipal Bond ETF

assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statements of changes in net assets."
5. Certain Principal Risks of the Fund
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,”
are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.
Municipal securities risk — The value of the Fund’s investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. For example, a credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Additionally, the relative amount of publicly available information about the financial condition of municipal securities issuers is generally less than that for corporate securities.
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin
Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.
4. Issuance and Redemption of Fund Shares (continued)

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the
Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the
Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
7. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required
5. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Macquarie National High-Yield Municipal Bond ETF

to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.
Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2025, that would require recognition or disclosure in the Fund's financial statements.
7. Recent Accounting Pronouncements (continued)

Other Fund information (Unaudited)
Macquarie National High-Yield Municipal Bond ETF

Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 10, 2025, Macquarie National High-Yield
Municipal Bond ETF shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not Applicable.
For Against Abstain
503,615 61,803 418

This page is not part of the financial statements and other information.
SA-HTAX-1125
(4927842)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Macquarie Focused International Core ETF
Financial statements and other information
For the period ended September 30, 2025

Schedule of investments 1
Statement of assets and liabilities 4
Statement of operations 5
Statement of changes in net assets 6
Financial highlights 7
Notes to financial statements 8
Other Fund information 18
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s
Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge
(i) upon request, by calling 844 469-9911; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at
macquarie.com/mam/etf-literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the
Fund’s website at macquarie.com/mam/etf-literature; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Macquarie Focused International Core ETF
1
September 30, 2025 (Unaudited)
Number of
shares Value (US $)
Common Stocks — 95.53%
Δ
Austria - 1.73%
Mondi plc 21,139 $ 291,122
291,122
Brazil - 8.86%
Banco do Brasil SA 126,572 525,337
MercadoLibre, Inc.
†
288 673,039
XP, Inc., Class A 15,398 289,328
1,487,704
Canada - 4.75%
Alimentation Couche-Tard, Inc. 8,023 428,043
Descartes Systems Group, Inc. (The)
†
3,931 370,136
798,179
China - 7.82%
China Merchants Bank Co. Ltd., Class H 60,554 363,855
Midea Group Co. Ltd., Class A 51,200 522,613
Tencent Holdings Ltd. 5,005 426,412
1,312,880
Finland - 0.65%
Amer Sports, Inc.
†
3,158 109,741
109,741
France - 3.22%
Airbus SE 2,332 540,458
540,458
Germany - 11.11%
Deutsche Telekom AG 5,018 170,909
KION Group AG 3,048 205,585
SAP SE 1,745 466,903
Siemens AG 1,888 508,046
Siemens Healthineers AG 144A
#
9,517 514,201
1,865,644
Hong Kong - 4.76%
Henderson Land Development Co. Ltd. 117,000 412,555
Prudential plc 27,652 387,139
799,694
India - 2.60%
HDFC Bank Ltd. ADR 12,806 437,453
437,453
Japan - 7.81%
Marubeni Corp. 15,900 397,594
Mitsubishi UFJ Financial Group, Inc. 35,600 576,302
Nintendo Co. Ltd. 3,900 337,691
1,311,587

Schedule of investments
Macquarie Focused International Core ETF
2
Number of
shares Value (US $)
Common Stocks (continued)
Luxembourg - 1.90%
Eurofins Scientific SE 4,412 $ 320,015
320,015
Netherlands - 7.75%
Adyen NV 144A
#,†
265 424,683
IMCD NV 3,110 321,314
ING Groep NV 21,437 555,586
1,301,583
Norway - 3.05%
Orkla ASA 49,026 511,898
511,898
Singapore - 4.88%
Grab Holdings Ltd., Class A
†
72,077 433,904
Sea Ltd. ADR
†
2,162 386,414
820,318
South Korea - 1.79%
SK Hynix, Inc. 1,215 300,925
300,925
Spain - 2.28%
Banco Bilbao Vizcaya Argentaria SA 19,922 382,183
382,183
Taiwan - 4.76%
Taiwan Semiconductor Manufacturing Co. Ltd. 18,655 798,766
798,766
United Kingdom - 7.06%
BAE Systems plc 12,954 358,715
Compass Group plc 14,044 477,672
Flutter Entertainment plc
†
1,379 350,266
1,186,653
United States of America - 8.75%
Alcon AG 3,007 224,052
Experian plc 10,286 514,888
Haleon plc 87,532 391,307
Shell plc 9,478 339,004
1,469,251
Total Common Stocks
       (cost $15,839,804) 16,046,054

3
See accompanying notes, which are an integral part of the financial statements.
Number of
shares Value (US $)
Preferred Stocks — 1.97%
Δ
Germany - 1.97%
Henkel AG & Co. KGaA 4,101 $ 330,775
Total Preferred Stocks
       (cost $339,084) 330,775
Short-Term Investments — 1.55%
Money Market Mutual Funds - 1.55%
Invesco Government & Agency Portfolio -
Institutional Class (seven-day effective
yield 4.05%) 260,977 260,977
Total Short-Term Investments
       (cost $260,977) 260,977
Total Value of Securities — 99.05%
      (cost $16,439,865) 16,637,806
Receivables and Other Assets Net of Liabilities — 0.95% 160,033
Net Assets Applicable to 650,000 Shares Outstanding — 100.00% $ 16,797,839
Δ
Securities have been classified by country of risk.
†
Non-income producing security.
#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At September 30, 2025, the aggregate value of Rule 144A securities was $938,884, which represents 5.59% of the Fund's net assets. See Note 5 in “Notes to financial statements."
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft

Statement of assets and liabilities
Macquarie Focused International Core ETF
4
September 30, 2025 (Unaudited)
See accompanying notes, which are an integral part of the financial statements.
Assets:
Investments at value* $ 16,637,806
Foreign currency, at value** 2,460
Receivable for securities sold 250
Receivable for fund shares sold 1,809,528
Dividends receivable 9,468
Foreign tax reclaims receivable 426
Total Assets 18,459,938
Liabilities:
Payable for securities purchased 1,658,157
Management fees payable to affiliates 3,942
Total Liabilities 1,662,099
Total Net Assets $ 16,797,839
Net Assets Consist of:
Paid-in-capital $ 16,649,640
Total distributable earnings (loss) 148,199
Total Net Assets $ 16,797,839
Shares outstanding (unlimited amount authorized, no par value) 650,000
Net asset value per share $ 25.84
*Investments, at cost $ 16,439,865
**Foreign currency, at cost 2,460

Statement of operations
Macquarie Focused International Core ETF
For the period June 17, 2025* to September 30, 2025 (Unaudited)
5
*
Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
Investment Income:
Dividends $ 31,024
Foreign tax withheld (2,467)
28,557
Expenses:
Management fees 11,265
Total operating expenses 11,265
Net Investment Income (Loss) 17,292
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
   Investments (62,722)
   Foreign currencies (4,256)
Net realized gain (loss) (66,978)
Net unrealized appreciation (depreciation) on:
   Investments 197,941
   Foreign currencies (56)
Net unrealized appreciation (depreciation) 197,885
Net Realized and Unrealized Gain (Loss) 130,907
Net Increase (Decrease) in Net Assets Resulting from Operations $ 148,199

Statement of changes in net assets
Macquarie Focused International Core ETF
6
*
Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
For the period
June 17, 2025
*
to
September 30, 2025
(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss) $ 17,292
Net realized gain (loss) (66,978)
Net unrealized appreciation (depreciation) 197,885
Net increase (decrease) in net assets resulting from operations 148,199
Capital Share Transactions:
1
Proceeds from shares sold 16,649,640
Increase in net assets derived from capital share transactions 16,649,640
Net Increase (Decrease) in Net Assets 16,797,839
Net Assets:
Beginning of period –
End of period $ 16,797,839
Capital Share Transactions:
Beginning of period –
Shares sold 300,000
Shares subscribed in-kind 350,000
Shares outstanding, end of period 650,000
1
Capital share transactions may include transaction fees associated with Creation and
Redemption transactions which occurred during the period. See Note 4 in "Notes to financial statements."

Financial highlights
Macquarie Focused International Core ETF
7
See accompanying notes, which are an integral part of the financial statements.
Selected data for each share of the Fund outstanding throughout the period were as follows:
For the period
June 17, 2025
1
to
September 30, 2025
(Unaudited)
Net asset value, beginning of period ......................... $ 25 .00
Income (loss) from investment operations: —
Net investment income
2
.................................... 0 .07
Net realized and unrealized gain .............................. 0 .77
Total from investment
operations ............................................. 0.84
Net asset value, end of period .............................. $ 25.84
Total return
3
............................................ 3.36%
Ratios and supplemental data: $16,798
Net assets, end of period (000 omitted) ......................... $ 16,798
Ratio of expenses to average net assets
4
....................... 0.59%
Ratio of net investment income to average net assets .............. 0.89%
Portfolio turnover
5
......................................... 31%
1
Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2
Calculated using average shares outstanding.
3
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
4
Expense ratios do not include expenses of any investment companies in which the Fund invests.
5
Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.

Notes to financial statements
Macquarie Focused International Core ETF
8
September 30, 2025
Macquarie ETF Trust (Trust) is organized as a Delaware statutory trust effective
February 22, 2023 and is an open-end management investment company registered with the U.S.
Securities and Exchange Commission. As of the date of this report, the Trust offers seven series.
These financial statements and the related notes pertain to Macquarie Focused International Core
ETF (Fund). The Fund commenced operations on June 17, 2025. The Fund is considered non-
diversified under the Investment Company Act of 1940, as amended (1940 Act).
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment
Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC
(Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New
York Stock Exchange (NYSE) on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a- 5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company
(DMC or the Manager) as the valuation designee (Valuation Designee) for the Fund to perform the fair value determination relating to all applicable Fund investments.  DMC has established a
Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security's value has materially changed after the close of the security's primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value.  With respect to foreign
(non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or

9
securities indexes) that occur after the close of the relevant market and before the close of the
NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-
likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current period. During the period ended September 30, 2025, the Fund did not incur any interest or tax penalties.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
In-kind Redemptions  — For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets NAV per share.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Security transactions are recorded on the date the securities are purchased or sold
(trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date
1. Significant Accounting Policies (continued)

Notes to financial statements
Macquarie Focused International Core ETF
10
or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Income and capital gain distributions from any investment companies (Underlying Funds)
in which the Fund invests are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes.
Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting  — In November 2023, FASB issued Accounting Standards Update 2023-
07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and
Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the
Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual unitary management fee which is calculated daily and paid monthly at the rate of 0.59% on the Fund's average daily net assets.
From the unitary management fee, DMC pays most of the expenses of the Fund, including the cost of sub-advisory fees to any investment sub-adviser, if any, transfer agency, custody, fund administration, legal, audit and other services. However, under the investment management agreement, DMC is not responsible for (i) interest expenses; (ii) taxes (including, but not limited
1. Significant Accounting Policies (continued)

11
to, income, excise, transfer and withholding taxes); (iii) expenses of a Fund incurred with respect to the acquisition and disposition of portfolio securities, instruments or other investments and the execution of portfolio transactions, including brokerage commissions; (iv) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (v) litigation expenses; (vi) the investment advisory fee payable to the Manager; (vii) non-routine or extraordinary expenses (including, without limitation, the expense associated with proxy solicitations and fund reorganizations); and (viii) acquired fund fees and expenses.
DMC entered into a sub-advisory agreement on behalf of the Fund with Macquarie Investment
Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Although the
Manager has principal responsibility for the Manager’s portion of the Fund, the Manager may permit the Affiliated Sub-Advisor to execute Fund security trades on behalf of the Manager.
Pursuant to the terms of the sub-advisory agreement, the investment sub-advisory fee is paid by
DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
At September 30, 2025, Macquarie Management Holdings, Inc. directly owned 50.77% of the
Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, in which it invests.
The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any
Underlying Funds at different times.
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close on or about December 1, 2025. This is subject to change.
The closing of this transaction will result in the automatic termination of the Fund’s investment advisory agreement with DMC, and any sub-advisory agreement, as applicable. In anticipation of the closing of the transaction, on June 12, 2025, the Board approved, and recommended shareholders approve, a new investment advisory agreement for the Fund that, pending shareholder approval, would go into effect at the closing of the transaction. At a special shareholder meeting held on September 10, 2025, Fund shareholders approved a new investment advisory agreement for the Fund.
The Fund will be renamed Nomura Focused International Core ETF at closing.
2. Investment Management, Administration Agreements, and Other Transactions with
Affiliates (continued)

Notes to financial statements
Macquarie Focused International Core ETF
12
3. Investments
For the period ended September 30, 2025 , the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
For the period ended September 30, 2025, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
At September 30, 2025 , the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2025 , the cost and unrealized appreciation
(depreciation) of investments for federal income tax purposes for the Fund were as follows:
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level  1 — Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Purchases $ 5,529,761
Sales 2,364,693
Purchases $ 13,077,664
Sales —
Cost of investments $ 16,439,865
Aggregate unrealized appreciation of investments $ 467,376
Aggregate unrealized depreciation of investments (269,435)
Net unrealized appreciation of investments $ 197,941

13
Level  2 — Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level  3 — Significant unobservable inputs, including the Fund's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry.
The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2025 :
During the period ended September 30, 2025 , there were no transfers into or out of Level 3 investments. The Fund's policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of
Level 3 investments at the beginning or end of the period in relation to the Fund's net assets. As of
September 30, 2025 , there were no Level 3 investments.
Level 1 Level 2 Level 3 Total
Securities
Assets:
Common Stocks $ 16,046,054 $ – $ – $ 16,046,054
Preferred Stocks 330,775 – – 330,775
Short-Term Investments 260,977 – – 260,977
Total Value of Securities $ 16,637,806 $ – $ – $ 16,637,806
3. Investments (continued)

Notes to financial statements
Macquarie Focused International Core ETF
14
4. Issuance and Redemption of Fund Shares
The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).
The Fund will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the
Fund's Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-
dealer or other participant in the clearing process of the Continuous Net Settlement System of the
National Securities Clearing Corporation) (“Clearing Process”), or (2) a participant of Depository
Trust Company (“DTC Participant”), and, in each case, must have executed an agreement
(“Participation Agreement”) with the Distributor with respect to creations and redemptions of
Creation Units. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.
Shares are listed on the Nasdaq exchange and are publicly traded. If an investor buys or sells
Fund shares on the secondary market, the investor will pay or receive the market price, which may be higher or lower than NAV. The investor's transaction will be priced at NAV if the investor purchases or redeems Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Fund's Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including
Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Fund's custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions.
Such fees would be included in the receivable for capital shares issued on the "Statement of assets and liabilities" if they are outstanding as of period-end. Transaction fees assessed during the period are included in the proceeds from shares issued on the "Statement of changes in net assets."
5. Certain Principal Risks of the Fund
Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates;
inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.
Information about non-U.S. companies may be unreliable or outdated, the Manager's reliance on such data may affect the Fund's performance, and the rights and remedies associated with investments in a fund that invests significantly in foreign securities may be different than those with a fund that invests in domestic securities.

15
Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.
Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.
Industrials sector risk — The risk that the value of a fund’s shares will be affected by factors particular to the industrials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Industry and sector risk — The risk that the value of securities in a particular industry or sector
(such as the infrastructure industry) will decline because of changing expectations for the performance of that industry or sector.
Consumer sectors risk — The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences.
Companies in the consumer staples sector, such as companies that produce or sell food, beverage, and drug retail or other household items, may be adversely impacted by changes in global and economic conditions, rising energy prices, and changes in the supply or price of commodities. Companies in the consumer discretionary sector, such as automobile, textile, retail, and media companies, depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
Financials sector risk — The risk that the value of a fund's shares will be affected by factors particular to the financials and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of sectors.
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
Geographic focus risk — Geographic focus risk is the risk that local political and economic conditions could adversely affect the performance of a fund investing a substantial amount of assets in securities of issuers located in a single country or a limited number of countries.
Value Stock Risk — The risk that the value of a security believed by the Manager to be undervalued may never reach what is believed to be its full value; such security’s value may decrease or such security may be appropriately priced. Value stocks are stocks of companies
5. Certain Principal Risks of the Fund (continued)

Notes to financial statements
Macquarie Focused International Core ETF
16
that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Manager, undervalued.
Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the Manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
Rule 144A securities — The Fund also may invest in securities that normally are purchased or resold pursuant to Rule 144A under the Securities Act of 1933 (Rule 144A securities). Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities. Rule 144A securities may be resold only to qualified institutional buyers, provided that certain other conditions for resale are met. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the
Securities Act of 1933.
Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund.
The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.
ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks.
Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in shares on the Nasdaq may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.
The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly particularly during times of market stress, with the result that
5. Certain Principal Risks of the Fund (continued)

17
investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.
6. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown.
However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.
7. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.
Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
8. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to September 30, 2025, that would require recognition or disclosure in the Fund's financial statements.
5. Certain Principal Risks of the Fund (continued)

Other Fund information (Unaudited)
Macquarie Focused International Core ETF
18
Changes in and Disagreements with Accountants for Open-End Management Investment
Companies
Not Applicable.
Proxy Disclosures for Open-End Management Investment Companies
Proxy Results
At a special shareholder meeting held on September 10, 2025, Macquarie Focused International
Core ETF shareholders approved a new investment advisory agreement. The results of the voting at the meeting were as follows:
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies
Please refer to the disclosure within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement
at a Meeting Held on October 16, 2024
At a meeting held on October 16, 2024 (the “Contract Approval Meeting”), the Board of Trustees
(the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the Investment Management Agreement with Delaware Management Company (“DMC” or the
“Adviser”) on behalf of the Macquarie Focused International Core ETF (the “Fund”) and the Sub-
Advisory Agreement with Macquarie Investment Management Global Limited (“MIMGL”) on behalf of the Fund.
Prior to the Contract Approval Meeting, the Independent Trustees were assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately. In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees prior to the Contract Approval Meeting. Prior to the Contract Approval Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the approval of the Investment Management Agreement and the Sub-Advisory Agreement. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreement, the Trustees
considered the information they believed relevant, including but not limited to the information discussed below.
For Against Abstain
199,561 – –

19
The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board, including the Independent Trustees, unanimously approved the
Investment Management Agreement and the Sub-Advisory Agreement for an initial two-year term.
The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.
The nature, extent and quality of services to be provided by the Adviser and MIMGL. The Board reviewed the services that the Adviser and MIMGL would provide to the Fund. In connection with the investment advisory services to be provided, the Board noted the responsibilities that the Adviser would have as the Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio;
providing oversight of the investment performance and processes and compliance with the Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the Fund; the management of the day-to-day investment and reinvestment of the assets of the Fund; determining daily baskets of deposit securities and cash components;
executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Fund. The
Board also took into account the Adviser’s oversight of the Fund’s operations and the Fund’s other service providers.
The Board reviewed the Adviser’s and MIMGL’s experience, resources and strengths in managing other pooled investment vehicles, including the personnel of each. Based on its consideration and review of the foregoing information, the Board determined, within the context of its full deliberations, that the Fund was likely to benefit from the nature, quality and extent of these services, as well as the ability of the Adviser and MIMGL to render such services based on their experience, personnel, operations and resources.
Fees, expenses and profitability. The Board compared both the services to be rendered and the proposed fees to be paid to the Adviser with the fees that the Adviser receives pursuant to its other advisory agreements, as well as the fees paid to other investment advisers with respect to similar funds. In particular, the Board compared the Fund’s proposed advisory fee and total expense ratio to other investment companies considered to be in the Fund’s peer group. Management responded to questions from the Trustees, explaining that the nature of the Fund and its anticipated investments warranted the proposed advisory fees for each. The Board also received and considered information about the fee rates charged to other accounts and clients managed by the Adviser, including information about the differences in services provided to the non-registered investment company clients, as applicable. The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its service as investment adviser to
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement
at a Meeting Held on October 16, 2024

Other Fund information (Unaudited)
Macquarie Focused International Core ETF
20
the Fund, including operational costs. The Board also considered the Adviser’s assumption of business, entrepreneurial, overall managerial and other risks by sponsoring and advising the
Fund. After comparing the Fund’s proposed fees and total expense ratios with those of other funds in the Fund’s peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and MIMGL and the costs they expected to incur in rendering those services, the Board concluded, within the context of its full deliberations, that the level of fees proposed to be paid to the Adviser with respect to the Fund was fair and reasonable in light of the nature, extent and quality of the services proposed to be provided by the Adviser and MIMGL.
The Board also considered that the Adviser and its affiliates may experience reputational “fall-out”
benefits based on the success of the Fund, but that such benefits are not easily quantifiable.
The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Board next discussed potential economies of scale. Since the Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, Management was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels. The
Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for the Fund.
Investment performance of the Fund and the Adviser
.
Because the Fund is newly formed and had
not commenced operations, the Board did not consider the investment performance of the Fund or the Adviser.
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Consideration of Investment Management Agreement and Sub-Advisory Agreement
at a Meeting Held on October 16, 2024

This page is not part of the financial statements and other information.
SA-EXUS-1125
(4943662)
Contact information
Shareholder assistance by phone
844 469-9911, weekdays from 9:00am to
5:00pm ET
Regular mail
Macquarie ETF Trust
c/o Foreside Financial Services
Three Canal Plaza, Suite 100
Portland, ME 04101
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is distributed by  Foreside Financial Services LLC.
Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act
1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

            Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

            Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

            Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S‑K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.
Item 19. Exhibits.

(a)(1)         Not applicable.

(a)(2)         Not applicable.

(a)(3)         Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)         There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)         There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)              Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Macquarie ETF Trust

/s/ ANTHONY CARUSO
By:       Anthony Caruso

Title:    President and Chief Executive Officer

Date:    November 26, 2025

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ ANTHONY CARUSO
By:       Anthony Caruso

Title:    President and Chief Executive Officer

Date:    November 26, 2025

/s/ RICHARD SALUS
By:       Richard Salus
Title:    Chief Financial Officer
Date:    November 26, 2025